As filed with the Securities and Exchange Commission on July 9, 2007

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21169

           NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
           ----------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                      c/o Neuberger Berman Management Inc.
           Neuberger Berman New York Intermediate Municipal Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and Addresses of agents for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS


SEMI-ANNUAL REPORT
APRIL 30, 2007

NEUBERGER | BERMAN
A LEHMAN BROTHERS COMPANY

NEUBERGER BERMAN
INTERMEDIATE MUNICIPAL
CLOSED-END FUNDS

CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.

INTERMEDIATE MUNICIPAL FUND INC.

NEW YORK INTERMEDIATE MUNICIPAL FUND INC.

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)

CHAIRMAN'S LETTER

Dear Shareholder,

I am pleased to present to you this semi-annual report for the Neuberger Berman Intermediate Municipal Closed-End Funds for the six months ended April 30, 2007. The report includes portfolio commentary, a listing of the Funds' investments, and their financial statements for the reporting period.

Each Fund's investment objective is to provide a high level of current income exempt from regular federal income tax and, for each state-specific fund, a high level of current income exempt from that state's personal income taxes (and, in the case of the New York Fund, New York City personal income tax).

We invest in intermediate-term municipal bonds because our experience and research indicate strongly that this maturity range has historically offered the best risk/reward profile on the yield curve, providing much of the return of longer-term bonds--with less volatility and risk.

We believe that our conservative investment philosophy and disciplined investment process will benefit you with superior tax exempt current income over the long term.

Thank you for your confidence in Neuberger Berman. We will continue to do our best to earn it.

Sincerely,


/s/ Peter Sundman

PETER SUNDMAN
CHAIRMAN OF THE BOARD
NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.
NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.

"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC.
"Neuberger Berman Management Inc." and the individual fund names in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2007 Neuberger Berman Management Inc. All rights reserved.

CONTENTS

CHAIRMAN'S LETTER                                                              1

PORTFOLIO COMMENTARIES
California Intermediate Municipal Fund Inc.                                    2
Intermediate Municipal Fund Inc.                                               3
New York Intermediate Municipal Fund Inc.                                      3

SCHEDULE OF INVESTMENTS
California Intermediate Municipal Fund Inc.                                    7
Intermediate Municipal Fund Inc.                                              12
New York Intermediate Municipal Fund Inc.                                     20

FINANCIAL STATEMENTS                                                          26

FINANCIAL HIGHLIGHTS/ PER SHARE DATA
California Intermediate Municipal Fund Inc.                                   37
Intermediate Municipal Fund Inc.                                              38
New York Intermediate Municipal Fund Inc.                                     39

DISTRIBUTION REINVESTMENT PLAN                                                41

DIRECTORY                                                                     43

PROXY VOTING POLICIES AND PROCEDURES                                          44

QUARTERLY PORTFOLIO SCHEDULE                                                  44

CHANGE IN PORTFOLIO MANAGER                                                   44

REPORT OF VOTES OF SHAREHOLDERS                                               45

INTERMEDIATE MUNICIPAL CLOSED-END FUNDS Portfolio Commentaries

During the first two months of the six-month reporting period ended April 30, 2007, municipal bonds performed well, especially during the seasonally strong last six weeks of the calendar year when supply tends to be limited and prices generally firm. However, in the first quarter of 2007, new issuance increased significantly. Although the market absorbed the new supply in an orderly fashion, municipal securities slightly underperformed taxable counterparts from January to April.

Narrow credit spreads (the yield differential between higher and lower rated bonds) narrowed even further in recent months due to strong demand for lower rated securities. Although our commitment to high credit quality restrained relative returns during this reporting period, in our opinion, today's ultra-tight credit spreads would not justify lowering the Funds' average credit rating. The municipal securities market's yield curve (consisting of yields from shorter to longer maturities) remains flat. Consequently, there is also little incentive to extend the Funds' current weighted average maturity or duration.

In terms of sectors, essential service revenue bonds are by far the Funds' largest commitment and are priced attractively relative to general obligation bonds. In addition, with a slowing economy, we feel more comfortable owning essential service revenue bonds, which traditionally have been less vulnerable to economic downturns and are often structured with secure legal provisions that further protect bondholders.

In general, credit quality in the municipal securities market remains good. However, there are some areas of concern, most notably municipal issuers with large underfunded pension plans and other post-employment benefit expenses. Fully funding these plans would demand politically unpopular actions such as raising taxes or cutting other types of benefits, which may contribute to delays in their resolution. Consequently, the credit quality of these issuers may continue to deteriorate. However, we believe that our commitment to thorough in-house credit analysis of all investments helps us to avoid securities that may be subject to potential credit deterioration.

Going forward, we think that municipal securities will trade in a relatively narrow range until economic data provide a clearer indication of a shift in Federal Reserve monetary policy. Currently, mixed economic signals make it even more difficult for us (and we suspect the Fed as well) to determine whether further tightening or easing is the right course. On the one hand, anemic first quarter 2007 Gross Domestic Product growth, a weak housing market that may decline further due to problems for sub-prime lenders, and higher gasoline and food prices that are pinching consumers' pocketbooks, would suggest the need for monetary relief. However, U.S. inflation remains above the Fed's comfort zone and tight U.S. labor markets, rising commodities costs, increased inflationary pressure overseas and the tumbling dollar may make easing less likely. We think it may be quite a while before economic data provide a clear indication of what the Fed may do next. Until then, we will probably maintain the Funds' current weighted average maturities and durations.

In closing, municipal securities continue, in our view, to be priced attractively relative to Treasury securities. With intermediate maturity municipal bond yields on average about 82% of the 10-year Treasury bond yield, municipals provide a significant yield advantage for investors in the 35% income tax bracket.*

CALIFORNIA INTERMEDIATE MUNICIPAL FUND

For the six-month period, on a net asset value (NAV) basis, California Intermediate Municipal Fund provided a positive return, trailing the results for the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index.

* The U.S. Supreme Court has announced that it will consider a case from Kentucky involving the question of whether a state can give a tax deduction to holders of its bonds without giving a similar deduction to holders of other states' bonds. Although it is far too early to predict how the court might decide this case, we will watch it carefully as it has the potential to affect single-state funds.

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)


As of April 30, 2007, the portfolio included 88.4% revenue bonds, 10.3% general obligation bonds, and 1.3% short-term investments. Bonds subject to the Alternative Minimum Tax (AMT) equaled 14.8% of assets. At the close of the reporting period, the Fund's duration was 4.5 years and the portfolio's leverage position was 37.0% of assets.

INTERMEDIATE MUNICIPAL FUND

For the six-month period, on a NAV basis, the Intermediate Municipal Fund provided a positive return, modestly trailing the Lehman Brothers 10-Year Municipal Bond Index.

As of April 30, 2007, the portfolio included 78.4% revenue bonds, 16.0% general obligation bonds, 3.8% pre-refunded/escrow bonds, and 1.8% short-term investments. Bonds subject to the Alternative Minimum Tax (AMT) equaled 14.3% of assets. At the close of the reporting period, the Fund's duration was 4.7 years and the portfolio's leverage position was 37.0% of assets.

NEW YORK INTERMEDIATE MUNICIPAL FUND

For the six months ended April 30, 2007, on a NAV basis, the New York Intermediate Municipal Fund generated a positive return, outpacing both the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index.

As of April 30, 2007, the portfolio included 94.1% revenue bonds, 4.6% general obligation bonds, and 1.3% short-term investments. Bonds subject to the Alternative Minimum Tax (AMT) equaled 20.5% of assets. At the close of the reporting period, the Fund's duration was 4.5 years and the portfolio's leverage position was 37.3% of assets.

Sincerely,


/s/ James L. Iselin

JAMES L. ISELIN
PORTFOLIO MANAGER

INTERMEDIATE MUNICIPAL CLOSED-END FUNDS

PERFORMANCE HIGHLIGHTS

                                               TOTAL RETURN     AVERAGE ANNUAL TOTAL
                                                 SIX MONTH                    RETURN
                                               PERIOD ENDED
NAV(1,3,4,5)                  INCEPTION DATE     4/30/2007    1 YEAR   SINCE INCEPTION
CALIFORNIA INTERMEDIATE
   MUNICIPAL FUND               09/24/2002         0.98%       6.78%        6.10%
INTERMEDIATE MUNICIPAL FUND     09/24/2002         1.26%       6.75%        6.26%
NEW YORK INTERMEDIATE
   MUNICIPAL FUND               09/24/2002         1.44%       6.95%        5.91%

PERFORMANCE HIGHLIGHTS

                                               TOTAL RETURN     AVERAGE ANNUAL TOTAL
                                                 SIX MONTH                    RETURN
                                               PERIOD ENDED
MARKET PRICE(2,3,4,5)         INCEPTION DATE     4/30/2007    1 YEAR   SINCE INCEPTION
CALIFORNIA INTERMEDIATE
   MUNICIPAL FUND               09/24/2002         2.21%      12.93%        4.78%
INTERMEDIATE MUNICIPAL FUND     09/24/2002         0.12%      10.57%        3.87%
NEW YORK INTERMEDIATE
   MUNICIPAL FUND               09/24/2002        (0.88%)      6.70%        4.19%

CALIFORNIA INTERMEDIATE MUNICIPAL FUND
RATING DIVERSIFICATION
(% BY RATINGS)

AAA          53.5%
AA            2.4
A            17.0
BBB          19.1
BB            1.9
B             1.0
CCC           0.3
CC            0.0
C             0.0
D             0.0
Not Rated     4.7
Short Term    0.1

INTERMEDIATE MUNICIPAL FUND
RATING DIVERSIFICATION
(% BY RATINGS)

AAA          54.6%
AA            8.2
A            11.4
BBB          14.9
BB            3.5
B             1.5
CCC           0.4
CC            0.0
C             0.0
D             0.0
Not Rated     5.0
Short Term    0.5

NEW YORK INTERMEDIATE MUNICIPAL FUND
RATING DIVERSIFICATION
(% BY RATINGS)

AAA          26.5%
AA           27.5
A            12.9
BBB          14.4
BB           11.9
B             1.9
CCC           0.4
CC            0.0
C             0.0
D             0.0
Not Rated     4.5
Short Term    0.0

Closed-end funds, unlike open-end funds, are not continually offered. There is an initial public offering and, once issued, common shares of closed-end funds are sold in the open market through a stock exchange.

The composition, industries and holdings of the Funds are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)


ENDNOTES

1.   Returns based on Net Asset Value (NAV) of the Funds.

2.   Returns based on market price of Fund shares on the American Stock
     Exchange.

3. A portion of the income from each Fund may be a tax preference item for purposes of the Federal Alternative Minimum Tax for certain investors.

4. Neuberger Berman Management Inc. has contractually agreed to waive a portion of the management fees that it is entitled to receive from each Fund. Each undertaking lasts until October 31, 2011. Please see the notes to the financial statements for specific information regarding the rate of the management fees waived by Neuberger Berman Management Inc. Absent such a waiver, the performance of each Fund would be lower.

5. Unaudited performance data current to the most recent month-end are available at www.nb.com.

GLOSSARY OF INDICES

LEHMAN BROTHERS 10-YEAR          The Lehman Brothers 10-Year Municipal Bond
   MUNICIPAL BOND INDEX:         Index is the 10-year (8-12) component of the
                                 Lehman Brothers Municipal Bond Index, which is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.
                                 Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

LIPPER INTERMEDIATE MUNICIPAL    The Lipper Intermediate Municipal Debt Funds
   DEBT FUNDS INDEX:             Index is composed of the 30 largest funds in
                                 the Lipper Intermediate Municipal Debt Fund
                                 Investment Objective grouping which is
                                 comprised of open-end funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Please note that the indices do not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that investors cannot invest directly in any index. Data about the performance of each index are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. Each Fund may invest in securities not included in its respective indices.

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc.

PRINCIPAL AMOUNT                     SECURITY @                                       RATING            VALUE +
(000'S OMITTED)                                                                   MOODY'S    S&P   (000'S OMITTED)
ARIZONA (0.8%)
$  750   Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
         6.15%, due 7/15/17                                                                            $  803^^
CALIFORNIA (134.4%)                                                                                    ------
   580   Abag Fin. Au. Cert. of Participation Rev. (Channing House),
         Ser. 1999, 4.90%, due 2/15/09                                                       BBB          589(3)
 3,050   Abag Fin. Au. Cert. of Participation Rev. (Episcopal Homes
         Foundation), Ser. 1998, 5.13%, due 7/1/18                                          BBB+        3,102(3)
 1,000   Abag Fin. Au. Rev. (San Diego Hosp. Assoc.), Ser. 2003 C,
         5.13%, due 3/1/18                                                          Baa1    BBB+        1,033(3)
 1,250   Alameda Co. Cert. of Participation Ref. Rev., Ser. 2001 A,
         (MBIA Insured), 5.38%, due 12/1/17                                          Aaa                1,347
 1,285   Bay Area Governments Assoc. BART SFO Extension Rev.
         (Arpt. Premium Fare), Ser. 2002 A, (AMBAC Insured),
         5.00%, due 8/1/21                                                           Aaa     AAA        1,346
 1,000   Burbank Pub. Svc. Dept. Elec. Rev., Ser. 1998,
         (FSA Insured), 5.13%, due 6/1/16                                            Aaa     AAA        1,026
   555   California Co. Tobacco Securitization Agcy. Tobacco
         Settlement Asset-Backed Rev., Ser. 2002, 4.75%, due 6/1/19                 Baa3                  558
 1,750   California Ed. Fac. Au. Ref. Rev. (Stanford Univ.),
         Ser. 2001 R, 5.00%, due 11/1/21                                             Aaa     AAA        1,832(3)
 2,000   California Hlth. Fac. Fin. Au. Rev. (Catholic Healthcare West),
         Ser. 2004 I, 4.95%, due 7/1/26                                               A2       A        2,101(3)
 2,000   California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.),
         Ser. 1999 A, 6.13%, due 12/1/19                                                                2,141(3)^^
 2,000   California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.),
         Ser. 2005, 5.00%, due 11/15/21                                               A2                2,100(3)
 1,000   California Hlth. Fac. Fin. Au. Rev. (Kaiser Permanente),
         Ser. 1998 B, 5.00%, due 10/1/20                                              A3     AAA        1,026(3)
 2,000   California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2006 E,
         (FGIC Insured), 4.88%, due 2/1/17                                           Aaa     AAA        2,059
   500   California Muni. Fin. Au. Ed. Rev. (American Heritage Ed.
         Foundation Proj.), Ser. 2006 A, 5.00%, due 6/1/16                                  BBB-          517(3)
 4,000   California Poll. Ctrl. Fin. Au. Ref. PCR (Pacific Gas & Elec. Co.),
         Ser. 1996 A, (MBIA Insured), 5.35%, due 12/1/16                             Aaa     AAA        4,261(3)
 1,500   California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Republic Svc.,
         Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23 Putable 12/1/17                Baa2    BBB+        1,583(3)
 3,000   California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Waste
         Management, Inc. Proj.), Ser. 2005 C, 5.13%, due 11/1/23                            BBB        3,132(3)
 1,000   California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Waste
         Management, Inc. Proj.), Ser. 2002 C, 4.85%, due 12/1/27
         Putable 11/30/07                                                                    BBB        1,004(3)
 4,500   California St. Dept. of Wtr. Res. Pwr. Supply Rev.,
         Ser. 2002 A, 5.75%, due 5/1/17                                              Aaa      A-        4,972
 1,000   California St. Dept. of Wtr. Res. Pwr. Supply Rev.,
         Ser. 2002 A, 5.38%, due 5/1/22                                              Aaa      A-        1,088
 2,250   California St. G.O., Ser. 2002, 5.00%, due 10/1/17                           A1      A+        2,377
 1,000   California St. Pub. Works Board Lease (Dept. of Gen. Svc.) Rev.
         (Cap. East End Complex), Ser. 2002 A, (AMBAC Insured),
         5.25%, due 12/1/16                                                          Aaa     AAA        1,077
 1,095   California St. Pub. Works Board Lease Rev. (California
         Comm. Colleges), Ser. 2004 B, 5.50%, due 6/1/20                              A2       A        1,194
 3,000   California St. Pub. Works Board Lease Rev. (Regents of the
         Univ. of California, UCLA Replacement Hosp.), Ser. 2002 A,
         (FSA Insured), 5.38%, due 10/1/13                                           Aaa     AAA        3,247

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd


PRINCIPAL AMOUNT                     SECURITY @                                   RATING            VALUE +
(000'S OMITTED)                                                               MOODY'S    S&P   (000'S OMITTED)
$1,000   California St. Univ. Fresno Assoc., Inc. Rev. (Auxiliary
         Organization Event Ctr.), Ser. 2002, 5.00%, due 7/1/12                 Baa3                $1,064
 2,000   California Statewide CDA Cert. of Participation Rev.
         (Children's Hosp. Los Angeles), Ser. 1999, 5.13%, due 8/15/19          Baa1    BBB+         2,055(3)
 1,765   California Statewide CDA Cert. of Participation Rev.
         (The Internext Group), Ser. 1999, 5.38%, due 4/1/17                             BBB         1,801(3)
 1,000   California Statewide CDA Hlth. Fac. Rev. (Adventist Hlth.),
         Ser. 2005 A, 5.00%, due 3/1/20                                                 BBB+         1,041(3)
 5,000   California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.),
         Ser. 2003 A, 6.00%, due 10/1/16                                          A3      A+         5,461(3)
 1,000   California Statewide CDA Rev. (Daughters of Charity Hlth.),
         Ser. 2005 G, 5.00%, due 7/1/22                                                    A         1,028(3)
 3,000   California Statewide CDA Rev. (Kaiser Permanente), Ser. 2002 E,
         4.70%, due 11/1/36 Putable 6/1/09                                        A3      A+         3,041(3)
 1,000   Central Joint Pwr. Hlth. Fin. Au. Cert. of Participation Rev.
         (Comm. Hosp. of Central California Proj.), Ser. 2000,
         5.50%, due 2/1/14                                                      Baa2    BBB-         1,035(3)
 1,020   Cerritos Pub. Fin. Au. Sub. Tax Allocation Rev.
         (Cerritos Redev. Proj.), Ser. 2002 B, 4.40%, due 11/1/16                        BBB         1,015
 2,550   Contra Costa Comm. College Dist. G.O., Ser. 2002,
         (FGIC Insured), 5.25%, due 8/1/17                                       Aaa     AAA         2,742
   610   Elk Grove Spec. Tax Rev. (East Franklin Comm. Fac.
         Dist. Number 1), Ser. 2002 A, 5.38%, due 8/1/17                                               637^^
 1,000   Fresno Unified Sch. Dist. Ref. G.O., Ser. 2002 A,
         (MBIA Insured), 6.00%, due 2/1/17                                       Aaa     AAA         1,168
 2,835   Glendale Redev. Agcy. Tax Allocation Rev. (Central Glendale
         Redev. Proj.), Ser. 2002, (MBIA Insured), 5.00%, due 12/1/16            Aaa     AAA         3,041
 2,480   Glendale Redev. Agcy. Tax Allocation Rev. (Central Glendale
         Redev. Proj.), Ser. 2002, (MBIA Insured), 5.25%, due 12/1/17            Aaa     AAA         2,684
 1,000   Kings Canyon Joint Unified Sch. Dist. G.O., Ser. 2002,
         (FGIC Insured), 5.38%, due 8/1/17                                       Aaa     AAA         1,075
 1,245   Long Beach Bond Fin. Au. Tax Allocation Rev. (Downtown,
         North Long Beach, Poly High, & West Beach Redev. Proj.),
         Ser. 2002 A, (AMBAC Insured), 5.38%, due 8/1/17                         Aaa     AAA         1,350
   660   Long Beach Bond Fin. Au. Tax Allocation Rev. (North Long
         Beach Proj.), Ser. 2002 A, (AMBAC Insured), 5.38%, due 8/1/17           Aaa     AAA           715
   500   Long Beach Fin. Au. Rev., Ser. 1992, (AMBAC Insured),
         6.00%, due 11/1/17                                                      Aaa     AAA           575
 1,275   Los Angeles Co. Long Beach Unified Sch. Dist. G.O.,
         Ser. 2002 D, (FSA Insured), 5.00%, due 8/1/17                           Aaa                 1,338
 5,000   Los Angeles Dept. of Arpts. Rev. (Los Angeles Int'l. Arpt.),
         Ser. 2002 A, (FGIC Insured), 5.25%, due 5/15/18                         Aaa     AAA         5,339
   100   Los Angeles Dept. of Wtr. & Pwr. Rev., Sub. Ser. 2001 B-3,
         (LOC: Citibank, N.A.), 4.00%, due 5/1/07                              VMIG1    A-1+           100(6)
   500   Marin Co. Dixie Elementary Sch. Dist. G.O., Ser. 2000 A,
         (FSA Insured), 5.38%, due 8/1/17                                        Aaa     AAA           531
 1,045   Marin Co. Muni. Wtr. Dist. Wtr. Ref. Rev., Ser. 2002,
         (AMBAC Insured), 5.00%, due 7/1/17                                      Aaa     AAA         1,105
 1,090   Moreland Sch. Dist. Ref. G.O., Ser. 2002, (FGIC Insured),
         5.13%, due 9/1/17                                                       Aaa     AAA         1,158
   535   Nevada & Placer Cos. Irrigation Dist. Cert. of Participation Rev.,
         Ser. 2002, (FGIC Insured), 5.00%, due 1/1/16                            Aaa     AAA           567
   565   Nevada & Placer Cos. Irrigation Dist. Cert. of Participation Rev.,
         Ser. 2002, (FGIC Insured), 5.00%, due 1/1/17                            Aaa     AAA           597
   500   Northstar Comm. Svcs. Dist. Spl. Tax, (Comm. Facs. Dist. No. 1),
         Ser. 2006, 4.70%, due 9/1/18                                                                  496^^

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd


PRINCIPAL AMOUNT                     SECURITY @                                     RATING           VALUE +
(000'S OMITTED)                                                                 MOODY'S    S&P   (000'S OMITTED)
$  500   Northstar Comm. Svcs. Dist. Spl. Tax (Comm. Facs. Dist. Number 1),
         Ser. 2006, 4.75%, due 9/1/19                                                               $    496^^
 1,045   Oakland G.O., Ser. 2002 A, (FGIC Insured), 5.00%, due 1/15/15             Aaa     AAA         1,105
 1,210   Oakland G.O., Ser. 2002 A, (FGIC Insured), 5.00%, due 1/15/18             Aaa     AAA         1,271
   605   Oakland Redev. Agcy. Rev. (Coliseum Area Redev. Proj.),
         Ser. 2003, 5.00%, due 9/1/16                                                        A           648
   635   Oakland Redev. Agcy. Rev. (Coliseum Area Redev. Proj.),
         Ser. 2003, 5.00%, due 9/1/17                                                        A           680
 1,290   Oakland Redev. Agcy. Sub. Tax Allocation Rev. (Central Dist.
         Redev. Proj.), Ser. 2003, (FGIC Insured), 5.50%, due 9/1/17               Aaa     AAA         1,403
 1,445   Oceanside Cert. of Participation Ref. Rev., Ser. 2003 A,
         (AMBAC Insured), 5.25%, due 4/1/14                                        Aaa     AAA         1,565
 3,890   Port of Oakland Ref. Rev., Ser. 2002 N, (MBIA Insured),
         5.00%, due 11/1/13                                                        Aaa     AAA         4,114
 2,655   Riverside Co. Eastern Muni. Wtr. Dist. Cert. of Participation Wtr. &
         Swr. Rev., Ser. 2001 A, (FGIC Insured), 5.00%, due 7/1/19                 Aaa     AAA         2,781
   440   Roseville Stone Point Comm. Fac. District Number 1 Special Tax Rev.,
         Ser. 2003, 5.70%, due 9/1/17                                                                    461^^
 2,600   Sacramento Muni. Util. Dist. Elec. Rev., Ser. 1997 K,
         (AMBAC Insured), 5.70%, due 7/1/17                                        Aaa     AAA         3,011
   830   San Diego Redev. Agcy. Sub. Parking Rev. (Centre City
         Redev. Proj.), Ser. 2003 B, 4.80%, due 9/1/15                            Baa2                   846
   820   San Diego Redev. Agcy. Sub. Parking Rev. (Centre City
         Redev. Proj.), Ser. 2003 B, 4.90%, due 9/1/16                            Baa2                   837
 2,000   San Diego Unified Sch. Dist. G.O., Ser. 2002 D,
         (FGIC Insured), 5.25%, due 7/1/21                                         Aaa     AAA         2,159
 3,000   San Francisco Bay Area Toll Au. Toll Bridge Rev.,
         Ser. 2001 D, 5.00%, due 4/1/17                                            Aa3      AA         3,134
 1,500   San Francisco City & Co. Int'l. Arpt. Second Ser. Rev.,
         (FGIC Insured), 5.25%, due 5/1/16                                         Aaa     AAA         1,552
 5,000   San Francisco City & Co. Redev. Agcy. Lease Ref. Rev.
         (George R. Moscone Convention Ctr.), Ser. 2002, (FSA Insured),
         5.00%, due 7/1/17                                                         Aaa     AAA         5,279
 1,000   San Jose Arpt. Ref. Rev., Ser. 2002 B, (FSA Insured),
         5.00%, due 3/1/11                                                         Aaa     AAA         1,040
 1,615   San Jose Arpt. Ref. Rev., Ser. 2002 B, (FSA Insured),
         5.00%, due 3/1/12                                                         Aaa     AAA         1,692
 2,500   San Jose Fin. Au. Lease Rev. (Civic Ctr. Proj.), Ser. 2002 B,
         (AMBAC Insured), 5.25%, due 6/1/17                                        Aaa     AAA         2,677
 1,000   San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.),
         Ser. 2002 J-1, (AMBAC Insured), 4.95%, due 12/1/22                        Aaa     AAA         1,031(3)
 1,620   Santa Clara Co. Fremont Union High Sch. Dist. G.O.,
         Ser. 2002 C, (FSA Insured), 5.00%, due 9/1/20                             Aaa     AAA         1,729
 1,000   Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev.,
         Ser. 2003, 6.13%, due 3/1/13                                                                  1,026^^
 3,905   Solano Co. Cert. of Participation Rev., Ser. 2002,
         (MBIA Insured), 5.25%, due 11/1/17                                        Aaa     AAA         4,224
 1,000   South Gate Pub. Fin. Au. Tax Allocation Rev. (South Gate
         Redev. Proj. No. 1), Ser. 2002, 5.00%, due 9/1/16                         Aaa     AAA         1,068
   600   Univ. of California Regents Cert. of Participation Rev. (San Diego
         Campus & Sacramento Proj.), Ser. 2002 A, 5.25%, due 1/1/18                Aa2                   631
 1,000   Univ. of California Regents Rev. (Multi. Purp. Proj.),
         Ser. 2000 K, (MBIA Insured), 5.00%, due 9/1/12                            Aaa     AAA         1,029
                                                                                                    --------
                                                                                                     134,960
                                                                                                    --------

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd

PRINCIPAL AMOUNT                     SECURITY @                                     RATING           VALUE +
(000'S OMITTED)                                                                 MOODY'S    S&P   (000'S OMITTED)
FLORIDA (0.8%)
$  750   Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai
         Med. Ctr. of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09               Ba1     BB+      $    785(3)
                                                                                                    --------
GEORGIA (1.0%)
 1,000   De Kalb Co. Dev. Au. Ref. PCR (General Motors Corp. Proj.),
         Ser. 2002, 6.00%, due 3/15/21                                            Caa1      B-         1,024(3)
                                                                                                    --------
GUAM (0.7%)
   700   Guam Gov't. Waterworks Au. Wtr. & Wastewater Sys. Rev.,
         Ser. 2005, 5.50%, due 7/1/16                                              Ba2                   748
                                                                                                    --------
LOUISIANA (2.9%)
 1,500   Morehouse Parish Ref. PCR (Int'l. Paper Co. Proj.),
         Ser. 2001 A, 5.25%, due 11/15/13                                         Baa3     BBB         1,580(3)
 1,250   Tobacco Settlement Fin. Corp. Tobacco Settlement
         Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                       Baa3     BBB         1,317
                                                                                                    --------
                                                                                                       2,897
                                                                                                    --------
NEW YORK (1.1%)
   500   New York City IDA Liberty Rev. (7 World Trade Center, LLC Proj.),
         Ser. 2005 A, 6.25%, due 3/1/15                                                                  531^^
   500   New York City IDA Spec. Fac. Rev. (American Airlines, Inc.
         J.F.K. Int'l. Arpt. Proj.), Ser. 2005, 7.50%, due 8/1/16                            B           581(3)
                                                                                                    --------
                                                                                                       1,112
                                                                                                    --------
NORTH CAROLINA (1.5%)
 1,405   North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Rev.,
         Ser. 2003 A, 5.50%, due 1/1/14                                             A3    BBB+         1,504
                                                                                                    --------
OHIO (0.5%)
   500   Coshocton Co. Env. Imp. Ref. Rev. (Smurfit-Stone Container
         Enterprises, Inc. Proj.), Ser. 2005, 5.13%, due 8/1/13                           CCC+           502(1)(3)
                                                                                                    --------
PENNSYLVANIA (1.1%)
 1,000   Cumberland Co. West Shore Area Au. Hosp. Rev.
         (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.),
         Ser. 2001, 6.00%, due 1/1/18                                                      BBB         1,062(3)
                                                                                                    --------
PUERTO RICO (6.6%)
 1,295   Puerto Rico Children's Trust Tobacco Settlement
         Asset-Backed Rev., Ser. 2002, 5.38%, due 5/15/33                         Baa3     BBB         1,352
 1,000   Puerto Rico Ind., Tourist, Ed., Med. & Env. Ctrl. Fac. Rev.
         (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002 A,
         (ACA Insured), 5.25%, due 8/1/15                                                    A         1,053(3)
 3,000   Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A,
         (FSA Insured), 5.25%, due 8/1/17                                          Aaa     AAA         3,208
 1,000   Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A,
         (FSA Insured), 5.25%, due 8/1/21                                          Aaa     AAA         1,065
                                                                                                    --------
                                                                                                       6,678
                                                                                                    --------
TEXAS (3.3%)
   900   Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
         Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                            Baa2      BB           976(3)
   750   Brazos River Au. Ref. Rev. (Reliant Energy, Inc. Proj.),
         Ser. 1999 B, 7.75%, due 12/1/18                                           Ba1    BBB-           794(3)
 1,000   Brazos River Harbor Navigation Dist. of Brazoria Co.
         Env. Fac. Rev. (Dow Chemical Co. Proj.), Ser. 2002 A-4,
         5.20%, due 5/15/33                                                                 A-         1,010(3)
   500   Dallas-Fort Worth Int'l. Arpt. Fac. Imp. Corp. Rev.,
         Ser. 2004 A-1, 6.15%, due 1/1/16                                          Ba2                   505(3)
                                                                                                    --------
                                                                                                       3,285
                                                                                                    --------

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd

PRINCIPAL AMOUNT                     SECURITY @                                     RATING           VALUE +
(000'S OMITTED)                                                                 MOODY'S    S&P   (000'S OMITTED)
VIRGIN ISLANDS (2.0%)
$  250   Virgin Islands Pub. Fin. Au. Refinery Fac. Rev.
         (HOVENSA Refinery), Ser. 2003, 6.13%, due 7/1/22                         Baa3     BBB      $    277
   750   Virgin Islands Pub. Fin. Au. Rev. (Virgin Islands Matching
         Fund Loan Notes), Ser. 1998 E, 6.00%, due 10/1/22                                               779^^
 1,000   Virgin Islands Wtr. & Pwr. Au. Elec. Sys.  Ref. Rev.,
         Ser. 1998, 5.30%, due 7/1/18                                                                  1,004+/-
                                                                                                    --------
                                                                                                       2,060
                                                                                                    --------
         TOTAL INVESTMENTS (156.7%) (COST $153,105)                                                  157,420##
         Cash, receivables and other assets, less liabilities (2.0%)                                   2,012
         Liquidation Value of Auction Market Preferred Shares [(58.7%)]                              (59,000)
                                                                                                    --------
         TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                $100,432
                                                                                                    --------

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc.

PRINCIPAL AMOUNT                     SECURITY @                                        RATING          VALUE +
(000'S OMITTED)                                                                   MOODY'S    S&P    (000'S OMITTED)
ALABAMA (1.5%)
$4,210   DCH Hlth. Care Au. Hlth. Care Fac. Rev., Ser. 2002,
         5.25%, due 6/1/14                                                           A1        A+      $ 4,482
                                                                                                       -------
ARIZONA (1.9%)
 1,465   Arizona Energy Management Svcs. (Main) LLC Energy
         Conservation Rev. (Arizona St. Univ. Proj.-Main Campus),
         Ser. 2002, (MBIA Insured), 5.25%, due 7/1/17                               Aaa       AAA        1,570
 1,750   Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
         6.15%, due 7/15/17                                                                              1,873^^
 2,325   Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2006,
         5.05%, due 7/15/18                                                                              2,355^^
                                                                                                       -------
                                                                                                         5,798
                                                                                                       -------
CALIFORNIA (7.6%)
 3,500   California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Republic Svc.,
         Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23 Putable 12/1/17               Baa2      BBB+        3,695(3)
 2,000   California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Waste
         Management, Inc. Proj.), Ser. 2005 C, 5.13%, due 11/1/23                             BBB        2,088(3)
 2,500   California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
         5.75%, due 5/1/17                                                          Aaa        A-        2,762
 3,460   California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
         5.38%, due 5/1/22                                                          Aaa        A-        3,764
 1,500   California St. Pub. Works Board Lease Rev., Ser. 2002 A,
         (AMBAC Insured), 5.25%, due 12/1/17                                        Aaa       AAA        1,612
 1,240   California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.),
         Ser. 2003 A, 6.00%, due 10/1/16                                             A3        A+        1,354(3)
 3,000   Golden St. Tobacco Securitization Corp. Tobacco Settlement
         Asset-Backed Rev., Ser. 2003 A-1, 6.25%, due 6/1/33                        Aaa       AAA        3,315
 2,080   Oakland Redev. Agcy. Sub. Tax Allocation Rev. (Central Dist.
         Redev. Proj.), Ser. 2003, (FGIC Insured), 5.50%, due 9/1/18                Aaa       AAA        2,256
   740   San Diego Redev. Agcy. Sub. Parking Rev. (Centre City
         Redev. Proj.), Ser. 2003 B, 5.00%, due 9/1/17                             Baa2                    759
 1,500   Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev.,
         Ser. 2006, 4.88%, due 3/1/16                                                                    1,529^^
                                                                                                       -------
                                                                                                        23,134
                                                                                                       -------
COLORADO (5.2%)
 4,220   Colorado Springs Util. Sys. Sub. Lien Ref. Rev., Ser. 2002 A,
         (AMBAC Insured), 5.38%, due 11/15/18                                       Aaa       AAA        4,529
 4,000   Denver City & Co. Arpt. Sys. Ref. Rev., Ser. 2002 E,
         (FGIC Insured), 5.25%, due 11/15/14                                        Aaa       AAA        4,244
 2,000   Denver City & Co. Arpt. Sys. Rev., Ser. 1991 D, (XLCA Insured),
         7.75%, due 11/15/13                                                         A1       AAA        2,238
 4,610   Thornton Cert. of Participation, Ser. 2002, (AMBAC Insured),
         5.38%, due 12/1/16                                                         Aaa       AAA        4,996
                                                                                                       -------
                                                                                                        16,007
                                                                                                       -------
CONNECTICUT (0.8%)
 2,400   Mashantucket Western Pequot Tribe Spec. Rev.,
         Sub. Ser. 1997 B, 5.70%, due 9/1/12                                       Baa3                  2,462(1)
                                                                                                       -------
DISTRICT OF COLUMBIA (1.6%)
 4,495   Dist. of Columbia (Washington, D.C.) Ref. G.O.,
         Ser. 2002 C, (XLCA Insured), 5.25%, due 6/1/13                             Aaa       AAA        4,783
                                                                                                       -------
FLORIDA (8.8%)
 2,500   Broward Co. G.O., Ser. 2001 A, 5.25%, due 1/1/18                           Aa1       AA+        2,641
 2,805   Fiddlers Creek Comm. Dev. Dist. Number 2 Spec.
         Assessment Rev., Ser. 2003 A, 6.00%, due 5/1/16                                                 2,927^^

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd

PRINCIPAL AMOUNT                     SECURITY @                                        RATING           VALUE +
(000'S OMITTED)                                                                   MOODY'S    S&P    (000'S OMITTED)
$1,750   Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai
         Med. Ctr. of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09                Ba1       BB+      $ 1,832(3)
 8,140   Orange Co. Sales Tax Ref. Rev., Ser. 2002 A, (FGIC Insured),
         5.13%, due 1/1/18                                                          Aaa       AAA        8,633
 2,085   Palm Beach Co. Hlth. Fac. Au. Hosp. Ref. Rev. (BRCH Corp.
         Oblig. Group), Ser. 2001, 5.00%, due 12/1/12                                           A        2,170(3)
 7,000   Palm Beach Co. Sch. Board Cert. of Participation, Ser. 2001 B,
         (AMBAC Insured), 5.38%, due 8/1/17                                         Aaa       AAA        7,482
 1,000   Sarasota Co. Util. Sys. Ref. Rev., Ser. 2002 C, (FGIC Insured),
         5.25%, due 10/1/20                                                         Aaa       AAA        1,066
                                                                                                       -------
                                                                                                        26,751
                                                                                                       -------
GEORGIA (2.6%)
 4,575   Henry Co. Wtr. & Swr. Au. Wtr. & Swr. Ref. Rev., Ser. 2002 A,
         (MBIA Insured), 5.13%, due 2/1/17                                          Aaa       AAA        4,954
 2,710   Newnan Hosp. Au. Rev. Anticipation Cert. (Newnan Hosp., Inc.
         Proj.), Ser. 2002, (MBIA Insured), 5.50%, due 1/1/18                       Aaa                  2,934(3)
                                                                                                       -------
                                                                                                         7,888
                                                                                                       -------
ILLINOIS (10.0%)
 5,940   Chicago G.O., Ser. 2002 A, (AMBAC Insured), 5.38%,
         due 1/1/17 Pre-Refunded 7/1/12                                             Aaa       AAA        6,400
   180   Chicago G.O., Ser. 2002 A, (AMBAC Insured), 5.38%,
         due 1/1/17                                                                 Aaa       AAA          193
 1,500   Chicago Metro. Wtr. Reclamation Dist. Cap. Imp. G.O.,
         Ser. 2002 C, 5.38%, due 12/1/16                                            Aaa                  1,625(5)
 5,130   Illinois Ed. Fac. Au. Rev. (Field Museum of Natural History),
         Ser. 2002, 4.30%, due 11/1/36                                               A2         A        5,205(3)
 4,000   Illinois Fin. Au. Rev. (Clare Oaks Proj.), Ser. 2006 A,
         5.75%, due 11/15/16                                                                             4,206(3)^^
 5,000   Illinois G.O., Ser. 2002, (MBIA Insured), 5.25%, due 10/1/14               Aaa       AAA        5,359
 3,000   Illinois Hlth. Fac. Au. Rev. (Loyola Univ. Hlth. Sys.),
         Ser. 1997 A, (MBIA Insured), 6.00%, due 7/1/14                             Aaa       AAA        3,408(3)
 1,670   Illinois Metro. Pier & Exposition Au. Dedicated St. Tax Ref. Rev.,
         Ser. 1998 A, 5.50%, due 6/15/17                                            Aaa       AAA        1,895
 2,000   Kane, Cooke, & DuPage Cos. Elgin Sch. Dist. Number U-46 G.O.,
         Ser. 1998, (FSA Insured), 5.35%, due 1/1/15                                Aaa                  2,127
                                                                                                       -------
                                                                                                        30,418
                                                                                                       -------
INDIANA (9.6%)
 1,995   Indiana Bond Bank Rev. (St. Revolving Fund Prog.),
         Ser. 2001 A, 5.38%, due 2/1/17                                                       AAA        2,179
   760   Indiana Bond Bank Rev. (St. Revolving Fund Prog.),
         Ser. 2001 B, 5.25%, due 2/1/18                                                       AAA          819
 8,005   Indiana Bond Bank Rev. (Unrefunded Bal. Revolving Fund Prog.),
         Ser. 2001 A, 5.38%, due 2/1/17                                                       AAA        8,710
 2,800   Indiana Bond Bank Rev. (Unrefunded Bal. Revolving Fund Prog.),
         Ser. 2002 B, 5.25%, due 2/1/18                                                       AAA        3,000
 4,000   Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Ref. Rev. (Clarian Hlth.
         Oblig. Group), Ser. 2006 B, 5.00%, due 2/15/21                              A2        A+        4,173(3)
 1,000   Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev., Ser. 2002 B,
         (MBIA Insured), 5.25%, due 1/1/18                                          Aaa       AAA        1,069
 2,050   Indiana St. Hlth. Fac. Fin. Au. Rev. (Hlth. Sys. Sisters of
         St. Francis), Ser. 2001, 5.35%, due 11/1/15                                Aa3                  2,189(3)
 1,065   Indiana St. Recreational Dev. Comm. Rev., Ser. 2002,
         (AMBAC Insured), 5.25%, due 7/1/18                                         Aaa       AAA        1,131

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd

PRINCIPAL AMOUNT                     SECURITY @                                        RATING           VALUE +
(000'S OMITTED)                                                                   MOODY'S   S&P    (000'S OMITTED)
$1,125   Indiana St. Recreational Dev. Comm. Rev., Ser. 2002,
         (AMBAC Insured), 5.25%, due 7/1/19                                          Aaa     AAA      $ 1,192
 2,580   Indianapolis Local Pub. Imp. Rev. (Indianapolis Arpt. Au. Proj.),
         Ser. 2003 A, (FSA Insured), 5.63%, due 1/1/17                               Aaa     AAA        2,788
 2,000   Jasper Hosp. Au. Hosp. Fac. Ref. Rev. (Mem. Hosp. & Hlth.
         Care Ctr. Proj.), Ser. 2002, 5.50%, due 11/1/17                                      AA        2,149(3)
                                                                                                      -------
                                                                                                       29,399
                                                                                                      -------
IOWA (2.4%)
 1,000   Coralville Urban Renewal Rev., Tax Increment, Ser. 2007 C,
         5.00%, due 6/1/15                                                          Baa1                1,044(4)
 3,000   Iowa Tobacco Settlement Au. Tobacco Settlement
         Asset-Backed Rev., Ser. 2001 B, 5.30%, due 6/1/25                                   AAA        3,178
 3,000   Iowa Tobacco Settlement Au. Tobacco Settlement
         Asset-Backed Rev., Ser. 2005 C, 5.38%, due 6/1/38                          Baa3     BBB        3,094
                                                                                                      -------
                                                                                                        7,316
                                                                                                      -------
LOUISIANA (1.2%)
 2,500   Morehouse Parish Ref. PCR (Int'l. Paper Co. Proj.),
         Ser. 2001 A, 5.25%, due 11/15/13                                           Baa3     BBB        2,634(3)
 1,000   Tobacco Settlement Fin. Corp. Tobacco Settlement
         Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                         Baa3     BBB        1,053
                                                                                                      -------
                                                                                                        3,687
                                                                                                      -------
MARYLAND (0.5%)
 1,000   Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Union Hosp.
         of Cecil Co.), Ser. 2002, 5.50%, due 7/1/14                                  A3                1,061(3)
   400   Prince George's Co. Unrefunded Balance Cons. Pub. Imp. G.O.,
         Ser. 2001, (FGIC Insured), 5.25%, due 12/1/16                               Aaa     AAA          429
                                                                                                      -------
                                                                                                        1,490
                                                                                                      -------
MASSACHUSETTS (8.6%)
 3,000   Massachusetts Port Au. Spec. Fac. Rev. (Delta Air Lines,
         Inc. Proj.), Ser. 2001 A, (AMBAC Insured), 5.50%, due 1/1/19                Aaa     AAA        3,147(3)
 1,850   Massachusetts St. G.O., Ser. 2002 E, (MBIA Insured),
         5.38%, due 1/1/18                                                           Aaa     AAA        2,005(5)
 2,450   Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Caritas Christi
         Oblig. Group), Ser. 1999 A, 5.70%, due 7/1/15                              Baa3     BBB        2,531(3)
 2,810   Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Milford-Whitinsville
         Reg. Hosp.), Ser. 1998 C, 5.75%, due 7/15/13                               Baa3    BBB-        2,896(3)
 4,935   Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (New England
         Med. Ctr. Hosp.), Ser. 2002 H, (FGIC Insured), 5.38%,
         due 5/15/16                                                                 Aaa     AAA        5,302(3)
 5,030   Massachusetts St. Wtr. Poll. Abatement Trust Rev.
         (MWRA Prog.), Ser. 2002 A, 5.25%, due 8/1/19                                Aaa     AAA        5,364
 2,000   Massachusetts St. Wtr. Poll. Abatement Trust Rev. (Pool Prog.),
         Ser. 2001, 5.25%, due 2/1/16 Pre-Refunded 8/1/11                            Aaa     AAA        2,121
 2,775   Massachusetts St. Wtr. Poll. Abatement Trust Unrefunded
         Balance Rev. (Pool Prog.), Ser. 2001, 5.25%, due 2/1/16                     Aaa     AAA        2,933
                                                                                                      -------
                                                                                                       26,299
                                                                                                      -------
MICHIGAN (6.5%)
 3,075   Detroit Sch. Dist. Sch. Bldg. & Site Imp. G.O., Ser. 2002 A,
         (FGIC Insured), 5.50%, due 5/1/15                                           Aaa     AAA        3,365
 1,070   Ingham & Clinton Cos. East Lansing Bldg. Au. Ref. G.O.,
         Ser. 1999, 5.25%, due 10/1/16                                                       AA+        1,107
 1,375   Macomb Co. New Haven Comm. Sch. Bldg. & Site G.O.,
         Ser. 2002, 5.25%, due 5/1/17                                                Aa3      AA        1,479

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd

PRINCIPAL AMOUNT                     SECURITY @                                        RATING          VALUE +
(000'S OMITTED)                                                                   MOODY'S    S&P   (000'S OMITTED)
$1,500   Michigan St. Bldg. Au. Rev. (Fac. Prog.), Ser. 2001 II,
         5.50%, due 10/15/18                                                         A1      AA-      $ 1,608
 5,000   Michigan St. Hsg. Dev. Au. Single-Family Mtge. Rev.,
         Ser. 2001 A, (MBIA Insured), 5.30%, due 12/1/16                            Aaa      AAA        5,147
 3,850   Royal Oak Hosp. Fin. Au. Hosp. Ref. Rev. (William Beaumont
         Hosp.), Ser. 1996 I, 6.25%, due 1/1/12                                     Aa3      AA-        4,216(3)
 1,000   Summit Academy North Pub. Sch. Academy Ref. Rev.,
         Ser. 2005, 6.00%, due 11/1/15                                                       BB+        1,053
 2,000   Summit Academy North Pub. Sch. Academy Ref. Rev.,
         Ser. 2005, 5.25%, due 11/1/20                                                       BB+        2,024
                                                                                                      -------
                                                                                                       19,999
                                                                                                      -------
MINNESOTA (1.6%)
 2,000   Freeborn Co. Hsg. & Redev. Au. Lease Rev. (Criminal Justice
         Ctr. Proj.), Ser. 2002, 5.38%, due 2/1/17                                 Baa1                 2,103
 2,540   St. Paul Port Au. Lease Rev. (Office Bldg. at Cedar Street),
         Ser. 2002, 5.00%, due 12/1/17                                              Aa2      AA+        2,670
                                                                                                      -------
                                                                                                        4,773
                                                                                                      -------
MISSOURI (4.0%)
 3,495   Bi State Dev. Agcy. Metro. Dist. Rev. (Metrolink Cross Co.
         Extension Proj.), Ser. 2002 B, (FSA Insured), 5.25%,
         due 10/1/16                                                                Aaa      AAA        3,772
 2,000   Boone Co. Hosp. Ref. Rev. (Boone Hosp. Ctr.),
         Ser. 2002, 5.05%, due 8/1/20                                                A3                 2,066(3)
 2,425   Branson Dev. Fin. Board Infrastructure Fac. Board Rev.,
         Ser. 2003 A, 5.00%, due 12/1/17                                           Baa1     BBB+        2,478
   750   Branson Ind. Dev. Au. Ltd. Oblig. Tax Increment Rev.
         (Branson Landing-Retail Proj.), Ser. 2005, 5.25%, due 6/1/21                                     763^^
 2,000   Missouri St. Env. Imp. & Energy Res. Au. Wtr. Poll. Ctrl. &
         Drinking Wtr. Rev., Ser. 2002 B, 5.50%, due 7/1/16                         Aaa                 2,180
   820   Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev.,
         Ser. 2001 II, 5.25%, due 12/1/16                                                     AA          852
   110   Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev.,
         Ser. 2001 III, 5.05%, due 12/1/15                                                    AA          115
                                                                                                      -------
                                                                                                       12,226
                                                                                                      -------
NEVADA (5.2%)
 5,335   Clark Co. Passenger Fac. Charge Ref. Rev. (Las Vegas-McCarran
         Int'l. Arpt. Proj.), Ser. 2002 A, (MBIA Insured), 5.25%,
         due 7/1/10                                                                 Aaa      AAA        5,537
 4,355   Las Vegas Valley Wtr. Dist. Ref. & Wtr. Imp. G.O.,
         Ser. 2003 A, (FGIC Insured), 5.25%, due 6/1/16                             Aaa      AAA        4,665
 5,395   Truckee Meadows Wtr. Au. Wtr. Rev., Ser. 2001 A,
         (FSA Insured), 5.50%, due 7/1/15                                           Aaa      AAA        5,747
                                                                                                      -------
                                                                                                       15,949
                                                                                                      -------
NEW HAMPSHIRE (1.8%)
 3,310   New Hampshire Hlth. Ed. Fac. Au. Rev. (Univ. Sys. of
         New Hampshire), Ser. 1992, (AMBAC Insured), 5.38%,
         due 7/1/17                                                                 Aaa      AAA        3,554
 1,700   New Hampshire Hlth. Ed. Fac. Au. Rev. (Univ. Sys. of
         New Hampshire), Ser. 1992, (AMBAC Insured), 5.38%,
         due 7/1/17                                                                 Aaa      AAA        1,817
                                                                                                      -------
                                                                                                        5,371
                                                                                                      -------
NEW JERSEY (6.3%)
 5,000   New Jersey Bldg. Au. St. Bldg. Ref. Rev., Ser. 2002 B,
         (FSA Insured), 5.25%, due 12/15/15                                         Aaa      AAA        5,368

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd

PRINCIPAL AMOUNT                     SECURITY @                                     RATING           VALUE +
(000'S OMITTED)                                                                 MOODY'S    S&P   (000'S OMITTED)
$1,500   New Jersey Econ. Dev. Au. Cigarette Tax Rev.,
         Ser. 2004, 5.63%, due 6/15/19                                            Baa2     BBB      $ 1,565
   700   New Jersey Econ. Dev. Au. Retirement Comm. Rev. Ref.
         (Seabrook Vlg. Inc. Fac.), Ser. 2006, 5.25%, due 11/15/26                                      717(3)^^
 6,900   New Jersey Ed. Fac. Au. Rev. (Stevens Institute of Technology),
         Ser. 2002 C, 5.25%, due 7/1/17                                           Baa2    BBB+        7,282(3)
 4,000   New Jersey Hlth. Care Fac. Fin. Au. Rev. (Somerset Med.
         Ctr. Issue), Ser. 2003, 5.50%, due 7/1/18                                 Ba1                4,166(3)
                                                                                                    -------
                                                                                                     19,098
                                                                                                    -------
NEW YORK (5.8%)
 1,105   Lyons Comm. Hlth. Initiatives Corp. Fac. Rev.,
         Ser. 2004, 5.50%, due 9/1/14                                               A2                1,184
 3,250   New York City G.O., Ser. 2002 C, 5.50%, due 8/1/15                         A1     AA-        3,517
 2,580   New York City IDA Civic Fac. Rev. (Lycee Francais de
         New York Proj.), Ser. 2002 A, 5.50%, due 6/1/14                                     A        2,722(3)
   750   New York City IDA Civic Fac. Rev. (Vaughn College of Aeronautics
         and Technology), Ser. 2006 A, 5.00%, due 12/1/21                                  BB+          754(3)
 2,750   New York City IDA Liberty Rev. (7 World Trade Center, LLC Proj.),
         Ser. 2005 A, 6.25%, due 3/1/15                                                               2,919^^
 1,750   New York City IDA Spec. Fac. Rev. (American Airlines, Inc.
         J.F.K. Int'l. Arpt. Proj.), Ser. 2005, 7.50%, due 8/1/16                            B        2,033(3)
 1,250   New York Liberty Dev. Corp. Rev. (Nat'l. Sports Museum Proj.),
         Ser. 2006 A, 6.13%, due 2/15/19                                                              1,310^^
 1,700   New York St. Dorm. Au. Personal Income Tax Rev.,
         Ser. 2003 A, 5.38%, due 3/15/20                                           Aa3     AAA        1,854
 1,300   New York St. Urban Dev. Corp. Ref. Rev. (Correctional
         Cap. Fac.), Ser. 1998, 5.00%, due 1/1/14                                   A1     AA-        1,336
                                                                                                    -------
                                                                                                     17,629
                                                                                                    -------
NORTH DAKOTA (1.4%)
 4,100   Fargo Hlth. Sys. Rev. (Meritcare Obligated Group),
         Ser. 2002 A, (AMBAC Insured), 5.63%, due 6/1/17                           Aaa     AAA        4,415(3)
                                                                                                    -------
OHIO (2.7%)
 1,000   Coshocton Co. Env. Imp. Ref. Rev. (Smurfit-Stone Container
         Enterprises, Inc. Proj.), Ser. 2005, 5.13%, due 8/1/13                           CCC+        1,004(1)(3)
 3,000   Moraine Solid Waste Disp. Rev. (General Motors Corp. Proj.),
         Ser. 1994, 6.75%, due 7/1/14                                             Caa1      B-        3,188(3)
 3,760   Ohio Air Quality Dev. Au. Env. Imp. Ref. Rev. (USX Corp. Proj.),
         Ser. 1995, 5.00%, due 11/1/15                                            Baa1    BBB+        3,948(3)
                                                                                                    -------
                                                                                                      8,140
                                                                                                    -------
PENNSYLVANIA (5.7%)
 1,765   Cumberland Co. West Shore Area Au. Hosp. Rev.
         (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.),
         Ser. 2001, 6.05%, due 1/1/19                                                      BBB        1,879(3)
   565   Delaware River Joint Toll Bridge Comm. Sys. Rev., Ser. 2003,
         5.25%, due 7/1/18 Pre-Refunded 7/1/13                                      A2      A-          611
   435   Delaware River Joint Toll Bridge Comm. Sys. Rev., Ser. 2003,
         5.25%, due 7/1/18                                                          A2      A-          465
 2,000   Lehigh Co. Gen. Purp. Au. Rev. (KidsPeace Oblig. Group),
         Ser. 1998, 6.00%, due 11/1/23                                              B2                1,964(3)
 5,000   Montgomery Co. Higher Ed. & Hlth. Au. Hosp. Rev. (Abington
         Mem. Hosp. Proj.), Ser. 2002 A, 5.00%, due 6/1/19                                   A        5,150(3)
 1,000   Pennsylvania Econ. Dev. Fin. Au. Res. Rec. Ref. Rev. (Colver Proj.),
         Ser. 2005 G, 5.13%, due 12/1/15                                                              1,016^^

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd

PRINCIPAL AMOUNT                     SECURITY @                                     RATING           VALUE +
(000'S OMITTED)                                                                 MOODY'S    S&P   (000'S OMITTED)
$2,000   Philadelphia Arpt. Ref. Rev. (Philadelphia Arpt. Sys.),
         Ser. 1998 A, (FGIC Insured), 5.38%, due 6/15/14                           Aaa     AAA      $ 2,069
 1,480   Sayre Hlth. Care Fac. Au. Rev., 5.75%, due 12/1/21
         Pre-Refunded 12/1/11                                                                A        1,618(3)
   520   Sayre Hlth. Care Fac. Au. Rev., 5.75%, due 12/1/21                                  A          555(3)
 2,000   Westmoreland Co. IDA Gtd. Rev. (National Waste & Energy Corp.,
         Valley Landfill Expansion Proj.), Ser. 1993, 5.10%, due 5/1/18                    BBB        2,027(3)
                                                                                                    -------
                                                                                                     17,354
                                                                                                    -------
SOUTH CAROLINA (5.4%)
 1,100   Charleston Co. Sch. Dist. G.O., Ser. 2001, (FSA Insured),
         5.00%, due 2/1/18                                                         Aaa     AAA        1,153
 2,140   Mt. Pleasant Town Waterworks & Swr. Sys. Ref. & Imp. Rev.,
         Ser. 2002, (FGIC Insured), 5.25%, due 12/1/17                             Aaa     AAA        2,295
 2,345   South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev.
         (Palmetto Hlth. Alliance), Ser. 2003 A, 6.00%, due 8/1/13                Baa1    BBB+        2,525(3)
 2,000   South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev.
         (Palmetto Hlth. Alliance), Ser. 2003 A, 6.13%, due 8/1/23                Baa1    BBB+        2,160(3)
 4,665   South Carolina St. Pub. Svc. Au. Rev., Ser. 2002 B,
         (FSA Insured), 5.38%, due 1/1/18                                          Aaa     AAA        5,005
 3,500   Union Co. IDR (Federal Paper Board Co., Inc. Proj.),
         Ser. 1989, 4.55%, due 11/1/09                                            Baa3     BBB        3,489(3)
                                                                                                    -------
                                                                                                     16,627
                                                                                                    -------
TENNESSEE (2.3%)
   400   Blount Co. Pub. Bldg. Au., (Local Gov't. Imp.),
         Ser. 2005 D-5-E, 4.12%, due 5/1/07                                      VMIG1                  400(6)
   100   Clarksville Pub. Bldg. Au. Rev., Muni. Bond Fund,
         Ser. 2001, (LOC: Bank of America), 4.04%, due 5/1/07                    VMIG1                  100(6)
 1,655   Knox Co. Hlth. Ed. & Hsg. Fac. Board Hosp. Fac. Rev.,
         Ser. 2002 A, 5.50%, due 1/1/18 Pre-Refunded 1/1/13                        Aaa     AAA        1,806(3)
 1,360   Knox Co. Hlth. Ed. & Hsg. Fac. Board Hosp. Fac. Rev.
         Unrefunded Bal., Ser. 2002 A, (FSA Insured),
         5.50%, due 1/1/18                                                         Aaa     AAA        1,468(3)
 3,085   Memphis-Shelby Co. Arpt. Au. Spec. Fac. Ref. Rev.
         (Federal Express Corp.), Ser. 2002, 5.05%, due 9/1/12                    Baa2     BBB        3,230(3)
                                                                                                    -------
                                                                                                      7,004
                                                                                                    -------
TEXAS (23.1%)
 4,145   Anson Ed. Fac. Corp. Std. Hsg. Rev. (Univ. of Texas at
         Dallas-Waterview Park Proj.), Ser. 2002, 5.00%, due 1/1/23                          A        4,267(3)
   965   Austin Convention Enterprises, Inc. Convention Ctr. Hotel
         First Tier Rev., Ser. 2001 A, 6.38%, due 1/1/16                           Aaa    BBB-        1,031
 3,300   Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
         Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                            Baa2      BB        3,579(3)
 1,000   Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
         Ser. 2003 D, 5.40%, due 10/1/29 Putable 10/1/14                                    BB        1,023(3)
 1,000   Brazos River Au. Ref. Rev. (Reliant Energy, Inc. Proj.),
         Ser. 1999 B, 7.75%, due 12/1/18                                           Ba1    BBB-        1,059(3)
 3,600   Corpus Christi Tax & Muni. Hotel Occupancy Tax G.O.,
         Ser. 2002, (FSA Insured), 5.50%, due 9/1/17                               Aaa     AAA        3,880
 2,100   Dallas-Fort Worth Int'l. Arpt. Fac. Imp. Corp. Rev.,
         Ser. 2004 A-1, 6.15%, due 1/1/16                                          Ba2                2,119(3)
 1,935   Dallas-Fort Worth Int'l. Arpt. Imp. Rev., Ser. 2004 B,
         (FSA Insured), 5.50%, due 11/1/18                                         Aaa     AAA        2,103
 1,750   Ector Co. Hosp. Dist. Hosp. Rev., Ser. 2002 A,
         5.63%, due 4/15/16                                                         A3    BBB+        1,801
 1,745   Ector Co. Hosp. Dist. Hosp. Rev., Ser. 2002 A,
         5.63%, due 4/15/17                                                         A3    BBB+        1,794

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd

PRINCIPAL AMOUNT                     SECURITY @                                  RATING            VALUE +
(000'S OMITTED)                                                              MOODY'S    S&P   (000'S OMITTED)
$2,000   Gulf Coast Ind. Dev. Au. Env. Fac. Rev., (CITGO Petroleum
         Corp. Proj.), Ser. 2002, (LOC: Royal Bank of Scotland),
         4.13%, due 5/1/07                                                     VMIG1              $ 2,000(6)(3)
 7,000   Harris Co. Toll Road Sr. Lien Ref. Rev., Ser. 2002,
         (FSA Insured), 5.38%, due 8/15/16                                     Aaa      AAA         7,519
   610   HFDC Central Texas Inc. Retirement Fac. Rev.,
         Ser. 2006 A, 5.25%, due 11/1/15                                                              623(3)^^
 3,235   Houston Arpt. Sys. Sub. Lien. Ref. Rev., Ser. 2001 A,
         (FGIC Insured), 5.50%, due 7/1/16                                     Aaa      AAA         3,435
 4,955   Houston Pub. Imp. Ref. G.O., Ser. 2002, (MBIA Insured),
         5.25%, due 3/1/17                                                     Aaa      AAA         5,273
 2,000   Lubbock Hlth. Fac. Dev. Corp. Rev. (St. Joseph Hlth. Sys.),
         Ser. 1998, 5.25%, due 7/1/16                                          Aa3      AA-         2,048(3)
 4,780   North Central Hlth. Fac. Dev. Corp. Hosp. Ref. Rev. (Baylor Hlth.
         Care Sys. Proj.), Ser. 1998, 5.10%, due 5/15/13                       Aa3      AA-         4,930(3)
   950   Northwest Texas Independent Sch. Dist. Sch. Bldg.,
         Ser. 2002, 5.50%, due 8/15/17 Pre-Refunded 2/15/13                    Aaa                  1,037
    50   Northwest Texas Independent Sch. Dist. Unrefunded
         Bal. Sch. Bldg., Ser. 2002, 5.50%, due 8/15/17                        Aaa                     54
    20   San Antonio Cert. of Obligation G.O., Ser. 2002, 5.00%,
         due 2/1/14 Pre-Refunded 2/1/12                                        Aa2      AA+            21
 6,795   San Antonio Independent Sch. Dist. Unlimited Tax G.O.,
         Ser. 2001 B, 5.38%, due 8/15/17                                       Aaa      AAA         7,220
 1,240   San Antonio Unrefunded Balance Cert. of Obligation G.O.,
         Ser. 2002, 5.00%, due 2/1/14                                          Aa2      AA+         1,303
   910   Southmost Regl. Wtr. Auth. Tex. Wtr. Supply Contract Rev.,
         Ser. 2002, (MBIA Insured), 5.50%, due 9/1/19
         Pre-Refunded 9/1/12                                                   Aaa                    988
 1,000   Southmost Regl. Wtr. Auth. Tex. Wtr. Supply Contract Rev.
         Unrefunded Bal., Ser. 2002, (MBIA Insured), 5.50%, due 9/1/19         Aaa                  1,077
 4,200   Tarrant Reg. Wtr. Dist. Wtr. Ref. & Imp. Rev., Ser. 2002,
         (FSA Insured), 5.38%, due 3/1/16                                      Aaa      AAA         4,538
   420   Texas Std. Hsg. Corp. Std. Hsg. Rev. (Midwestern St.
         Univ. Proj.), Ser. 2002, 5.50%, due 9/1/12                            Baa3                   436
 1,000   Trinity River Au. Imp. & Ref. Rev. (Tarrant Co. Wtr. Proj.),
         Ser. 2003, (MBIA Insured), 5.50%, due 2/1/16                          Aaa      AAA         1,091
 1,085   Tyler Hlth. Fac. Dev. Corp. Hosp. Rev. (Mother Frances Hosp.
         Reg. Hlth. Care Ctr. Proj.), Ser. 2003, 5.25%, due 7/1/13             Baa1                 1,143
 2,950   Univ. of Texas Board of Regents Fin. Sys. Rev.,
         Ser. 1999 B, 5.38%, due 8/15/18                                       Aaa      AAA         3,059
                                                                                                   ------
                                                                                                   70,451
                                                                                                   ------
VIRGIN ISLANDS (0.9%)
 1,000   Virgin Islands Pub. Fin. Au. Refinery Fac. Rev.
         (HOVENSA Refinery), Ser. 2003, 6.13%, due 7/1/22                      Baa3     BBB         1,110
 1,500   Virgin Islands Pub. Fin. Au. Refinery Fac. Rev.
         (HOVENSA Refinery), Ser. 2004, 5.88%, due 7/1/22                      Baa3     BBB         1,652(3)
                                                                                                   ------
                                                                                                    2,762
                                                                                                   ------
VIRGINIA (1.5%)
 1,000   Hopewell Ind. Dev. Au. Env. Imp. Ref. Rev. (Smurfit-Stone
         Container Enterprise, Inc. Proj.), Ser. 2005, 5.25%, due 6/1/15               CCC+         1,010(3)
 2,620   Peninsula Ports Au. Res. Care Fac. Ref. Rev. (VA Baptist Homes),
         Ser. 2006 C, 5.25%, due 12/1/21                                                            2,707(3)^^
 1,000   Virginia Beach Dev. Au. Residential Care Fac. Mtge. Ref. Rev.
         (Westminster-Canterbury of Hampton Roads, Inc.), Ser. 2005,
         5.00%, due 11/1/22                                                                         1,013(3)^^
                                                                                                   ------
                                                                                                    4,730
                                                                                                   ------

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd

PRINCIPAL AMOUNT                     SECURITY @                               RATING            VALUE +
(000'S OMITTED)                                                           MOODY'S    S&P   (000'S OMITTED)
WASHINGTON (11.7%)
$1,000   Clark Co. Vancouver Sch. Dist. Number 37 G.O., Ser. 1998,
         5.13%, due 12/1/12                                                 Aa3               $   1,064
 8,800   Energy Northwest Elec. Ref. Rev. (Proj. No. 3), Ser. 2001 A,
         (FSA Insured), 5.50%, due 7/1/17                                   Aaa      AAA          9,431
 5,000   King & Snohomish Cos. Northshore Sch. Dist. Number 417 G.O.,
         Ser. 2002, (FSA Insured), 5.50%, due 12/1/17                       Aaa      AAA          5,406
 4,260   King Co. Pub. Trans. Sales Tax Ref. G.O., Ser. 2002,
         (FSA Insured), 5.38%, due 12/1/14                                  Aaa      AAA          4,596
 6,250   Port of Seattle Sub. Lien Rev., Ser. 2002 B,
         (FGIC Insured), 5.50%, due 9/1/16                                  Aaa      AAA          6,668
 1,625   Skagit Co. Pub. Hosp. Dist. Ref. Rev., Ser. 2003,
         6.00%, due 12/1/18                                                 Baa2                  1,776
 2,500   Tacoma Wtr. Sys. Rev., Ser. 2001, (FGIC Insured),
         5.13%, due 12/1/19                                                 Aaa      AAA          2,626
 3,125   Washington St. Hlth. Care Fac. Au. Rev. (Yakima Valley Mem.
         Hosp. Assoc.), Ser. 2002, 5.00%, due 12/1/17                                 A           3,228(3)
 1,000   Washington St. Var. Purp. G.O., Ser. 1999 A, 4.75%, due 7/1/17     Aa1      AA           1,009
                                                                                              ---------
                                                                                                 35,804
                                                                                              ---------
WISCONSIN (5.5%)
 1,475   Badger Tobacco Asset Securitization Corp. Tobacco Settlement
         Asset-Backed Rev., Ser. 2002, 6.13%, due 6/1/27                    Baa3     BBB          1,577
 1,900   Univ. of Wisconsin Hosp. & Clinics Au. Hosp. Rev.,
         Ser. 2002 B, 5.50%, due 4/1/12                                      A1      A+           2,007
 1,370   Wisconsin Hlth. & Ed. Fac. Au. Rev. (Aurora Med. Group,
         Inc. Proj.), Ser. 1996, (FSA Insured), 6.00%, due 11/15/11         Aaa      AAA          1,489(3)
 1,000   Wisconsin Hlth. & Ed. Fac. Au. Rev., (Franciscan Sisters
         Hlth. Care), Ser. 2007, 5.00%, due 9/1/14                                  BBB+          1,037
 7,205   Wisconsin St. G.O., Ser. 2002 C, (MBIA Insured), 5.25%,
         due 5/1/17 Pre-Refunded 5/1/12                                     Aaa      AAA          7,666
 2,780   Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Kenosha Hosp. &
         Med. Ctr., Inc. Proj.), Ser. 1999, 5.50%, due 5/15/15                        A           2,887(3)
                                                                                              ---------
                                                                                                 16,663
                                                                                              ---------
WYOMING (1.6%)
 4,895   Wyoming Community Dev. Au. Hsg. Rev., Ser. 2006 6,
         5.00%, due 12/1/21                                                 Aa1      AA+          5,039
                                                                                              ---------
OTHER (1.6%)
 2,000   MuniMae Subordinated Cumulative Perpetual Preferred Shares,
         4.70%, due 6/30/49 Putable 9/30/09                                 Baa2                  1,994(1)
 3,000   Non-Profit Pfd. Fdg. Trust I, Ser. 2006 C, 4.72%, due 9/15/37       A2                   2,960
                                                                                              ---------
                                                                                                  4,954
                                                                                              ---------
         TOTAL INVESTMENTS (156.9%) (COST $466,220)                                             478,902##

         Cash, receivables and other assets, less liabilities (1.9%)                              5,699
         Liquidation Value of Auction Market Preferred Shares [(58.8%)]                        (179,400)
                                                                                              ---------
         TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                          $ 305,201
                                                                                              ---------

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc.

PRINCIPAL AMOUNT                        SECURITY @                                     RATING           VALUE +
(000'S OMITTED)                                                                   MOODY'S    S&P    (000'S OMITTED)
ARIZONA (0.7%)
$  500   Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
         6.15%, due 7/15/17                                                                             $  535^^
                                                                                                        ------
CALIFORNIA (1.3%)
 1,000   Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev.,
         Ser. 2003, 6.13%, due 3/1/13                                                                    1,026^^
                                                                                                        ------
FLORIDA (0.6%)
   500   Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai Med.
         Ctr. of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09                      Ba1      BB+          524(3)
                                                                                                        ------
GEORGIA (1.3%)
 1,000   De Kalb Co. Dev. Au. Ref. PCR (General Motors Corp. Proj.),
         Ser. 2002, 6.00%, due 3/15/21                                              Caa1       B-        1,024(3)
                                                                                                        ------
GUAM (0.7%)
   500   Guam Gov't. Waterworks Au. Wtr. & Wastewater Sys. Rev.,
         Ser. 2005, 5.50%, due 7/1/16                                                Ba2                   534
                                                                                                        ------
LOUISIANA (2.6%)
 1,000   Morehouse Parish Ref. PCR (Int'l. Paper Co. Proj.),
         Ser. 2001 A, 5.25%, due 11/15/13                                           Baa3      BBB        1,054(3)
 1,000   Tobacco Settlement Fin. Corp. Tobacco Settlement
         Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                         Baa3      BBB        1,053
                                                                                                        ------
                                                                                                         2,107
                                                                                                        ------
NEW YORK (141.0%)
 3,000   Albany IDA Civic Fac. Rev. (Charitable Leadership Foundation
         Ctr. for Med. Science Proj.), Ser. 2002 A, 6.00%, due 7/1/19                Ba2                 3,167
   500   Cattaraugus Co. IDA (St. Bonaventure Univ. Proj.),
         Ser. 2006 A, 5.00%, due 5/1/23                                                      BBB-          512(3)
 1,000   Dutchess Co. IDA Civic Fac. Ref. Rev. (Marist College Proj.),
         Ser. 2003 A, 5.15%, due 7/1/17                                               A3                 1,050(3)
 2,000   Dutchess Co. IDA Ind. Dev. Rev. (IBM Proj.), Ser. 1999,
         5.45%, due 12/1/29                                                           A1       A+        2,070(3)
   500   Essex Co. IDA Solid Waste Disp. Rev. (Int'l. Paper),
         Ser. 2005 A, 5.20%, due 12/1/23                                            Baa3      BBB          514(3)
 2,000   Long Island Pwr. Au. Elec. Sys. Gen. Rev., Ser. 1998 A,
         5.50%, due 12/1/13                                                          Aaa      AAA        2,212
 1,265   Lyons Comm. Hlth. Initiatives Corp. Fac. Rev.,
         Ser. 2004, 5.50%, due 9/1/14                                                 A2                 1,355
 2,000   Metro. Trans. Au. Ref. Rev., Ser. 2002 A, (AMBAC Insured),
         5.50%, due 11/15/15                                                         Aaa      AAA        2,179
 1,000   Monroe Co. IDA Civic Fac. Rev. (Highland Hosp. Rochester),
         Ser. 2005, 5.00%, due 8/1/15                                               Baa1     BBB+        1,052(3)
   980   Monroe Co. IDA Std. Hsg. Rev. (Collegiate Hsg. Foundation -
         Rochester Institute of Technology Proj.), Ser. 1999 A, 5.25%,
         due 4/1/19                                                                 Baa3                 1,003(3)
 1,000   Monroe Co. Newpower Corp. Pwr. Fac. Rev.,
         Ser. 2003, 5.10%, due 1/1/16                                                         BBB        1,037
 1,000   Monroe Co. Pub. Imp. Ref. G.O., Ser. 1996,
         6.00%, due 3/1/13                                                          Baa1     BBB+        1,094
 1,000   New York City G.O., Ser. 2002 A, 5.75%, due 8/1/16                           A1      AA-        1,090
   750   New York City G.O., Ser. 2002 C, 5.50%, due 8/1/15                           A1      AA-          812
 1,410   New York City Hlth. & Hosp. Corp. Rev., Ser. 2002 A,
         (FSA Insured), 5.50%, due 2/15/13                                           Aaa      AAA        1,518
 4,000   New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev.,
         Ser. 2002 E-2, 5.05%, due 11/1/23                                           Aa2       AA        4,123

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc.

PRINCIPAL AMOUNT                        SECURITY @                                     RATING           VALUE +
(000'S OMITTED)                                                                   MOODY'S    S&P    (000'S OMITTED)
$1,000   New York City IDA Civic Fac. Rev. (Lycee Francais de
         New York Proj.), Ser. 2002 A, 5.50%, due 6/1/15                                        A       $1,053(3)
 1,030   New York City IDA Civic Fac. Rev. (Lycee Francais de
         New York Proj.), Ser. 2002 A, 5.50%, due 6/1/17                                        A        1,081(3)
 2,920   New York City IDA Civic Fac. Rev. (Packer Collegiate Institute
         Proj.), Ser. 2002, (AMBAC Insured), 5.00%, due 6/1/22                      Aaa       AAA        3,046(3)
   750   New York City IDA Civic Fac. Rev. (Vaughn College of Aeronautics
         and Technology), Ser. 2006 A, 5.00%, due 12/1/21                                     BB+          754(3)
 1,000   New York City IDA Ind. Dev. Rev. (Brooklyn Navy Yard Cogeneration
         Partners, L.P. Proj.), Ser. 1997, 6.20%, due 10/1/22                       Ba1      BBB-        1,094(3)
   500   New York City IDA Ind. Dev. Rev. (Harlem Auto Mall Proj.),
         Ser. 2004, 5.13%, due 12/30/23                                            Caa1        B-          470(3)
   750   New York City IDA Liberty Rev. (7 World Trade Center, LLC Proj.),
         Ser. 2005 A, 6.25%, due 3/1/15                                                                    796^^
   750   New York City IDA Spec. Fac. Rev. (American Airlines, Inc. J.F.K.
         Int'l. Arpt. Proj.), Ser. 2005, 7.50%, due 8/1/16                                      B          871(3)
 2,000   New York City IDA Spec. Fac. Rev. (Term. One Group Assoc. Proj.),
         Ser. 2005, 5.50%, due 1/1/19                                                A3      BBB+        2,172(3)
   960   New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.,
         Ser. 1992 A, (AMBAC Insured), 5.88%, due 6/15/13                           Aaa       AAA        1,076
 4,000   New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.,
         Ser. 2002 D, 5.25%, due 6/15/15                                            Aa2       AA+        4,269
 3,000   New York City Trans. Fin. Au. Ref. Rev., Ser. 2002 B,
         5.25%, due 2/1/29                                                          Aa1       AAA        3,152
 2,025   New York City Trans. Fin. Au. Ref. Rev., Ser. 2002 C,
         (AMBAC Insured), 5.25%, due 8/1/17                                         Aaa       AAA        2,168
   800   New York Convention Ctr. Operating Corp. Cert. of Participation
         (Yale Bldg. Acquisition Proj.), Ser. 2003, 5.25%, due 6/1/08
         Pre-Refunded 6/1/07                                                                               809^^
    85   New York G.O., Ser. 1998 J, 5.00%, due 8/1/11
         Pre-Refunded 8/1/08                                                         A1       AA-           87
   915   New York G.O. Unrefunded Balance, Ser. 1998 J,
         5.00%, due 8/1/11                                                           A1       AA-          938
   750   New York Liberty Dev. Corp. Rev. (Nat'l. Sports Museum Proj.),
         Ser. 2006 A, 6.13%, due 2/15/19                                                                   786^^
 2,000   New York St. Dorm. Au. Court Fac. Lease Rev. (New York
         City Issue), Ser. 2003 A, 5.50%, due 5/15/17                                A2        A+        2,196
 2,000   New York St. Dorm. Au. Insured Rev. (Long Island Jewish
         Med. Ctr.), Ser. 1998, (MBIA Insured), 5.00%, due 7/1/18                   Aaa       AAA        2,045(3)
 1,675   New York St. Dorm. Au. Insured Rev. (Long Island Univ.),
         Ser. 2003 A, 5.25%, due 9/1/15                                             Aa3       AA         1,756(3)
 1,600   New York St. Dorm. Au. Insured Rev. (The Culinary Institute
         of America), Ser. 1999, (MBIA Insured), 5.38%, due 7/1/15                  Aaa       AAA        1,672(3)
 3,000   New York St. Dorm. Au. Ref. Rev. (North Gen. Hosp. Proj.),
         Ser. 2003, 5.75%, due 2/15/17                                                        AA-        3,273(3)
 1,125   New York St. Dorm. Au. Rev. (City Univ. Sys. Proj.),
         Ser. 1995 A, 5.63%, due 7/1/16                                              A1       AA-        1,263
 1,010   New York St. Dorm. Au. Rev. (Columbia Univ. Proj.),
         Ser. 2001 A, 5.25%, due 7/1/16 Pre-Refunded 7/1/11                         Aaa       AAA        1,082(3)
 2,985   New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group Proj.),
         Ser. 2001, 5.75%, due 7/1/14                                               Ba2                  3,167(3)
 2,000   New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group Proj.),
         Ser. 2001, 5.75%, due 7/1/16                                               Ba2                  2,120(3)
 2,000   New York St. Dorm. Au. Rev. (Mount Sinai NYU Hlth.),
         Ser. 2000 C, 5.50%, due 7/1/26                                            Baa1       BBB        2,034(3)

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc.

PRINCIPAL AMOUNT                     SECURITY @                                   RATING            VALUE +
(000'S OMITTED)                                                               MOODY'S    S&P   (000'S OMITTED)
$1,980   New York St. Dorm. Au. Rev. (New York Med. College Proj.),
         Ser. 1998, (MBIA Insured), 5.00%, due 7/1/21                            Aaa     AAA       $  2,026(3)
   525   New York St. Dorm. Au. Rev. (New York Methodist Hosp.),
         Ser. 2004, 5.25%, due 7/1/18                                             A3                    556
   500   New York St. Dorm. Au. Rev. (North Shore-Long Island
         Jewish Oblig. Group), Ser. 2003, 5.00%, due 5/1/18                       A3                    518(3)
 2,855   New York St. Dorm. Au. Rev. (Rivington House Hlth. Care Fac.),
         Ser. 2002, 5.25%, due 11/1/15                                           Aa1                  3,039(3)
 2,410   New York St. Dorm. Au. Rev. (Rochester Institute of Technology
         Proj.), Ser. 2002 A, (AMBAC Insured), 5.25%, due 7/1/19                 Aaa                  2,566(3)
 3,000   New York St. Dorm. Au. Rev. (SS Joachim & Anne Residence
         Proj.), Ser. 2002, 4.60%, due 7/1/16                                    Aa3                  3,023
 1,000   New York St. Dorm. Au. Rev. Non. St. Supported Debt
         (NYU Hosp. Ctr.), Ser. 2006 A, 5.00%, due 7/1/20                        Ba2      BB          1,041(3)
   250   New York St. Dorm. Au. Rev. Secured Hosp. Ref. Rev.
         (Brookdale Hosp. Med. Ctr.), Ser. 1998 J, 5.20%, due 2/15/16             A1     AA-            256(3)
 3,900   New York St. Dorm. Au. Rev. St. Personal Income Tax Rev.,
         Ser. 2003 A, 5.38%, due 3/15/17                                         Aa3     AAA          4,252
 5,000   New York St. Energy Res. & Dev. Au. Fac. Rev.
         (Consolidated Edison Co. of New York, Inc. Proj.), Ser. 2001 A,
         4.70%, due 6/1/36                                                        A1      A+          5,003(3)
 1,000   New York St. Env. Fac. Corp. Solid Waste Disp. Rev.
         (Waste Management, Inc. Proj.), Ser. 2004 A, 4.45%,
         due 7/1/17 Putable 7/1/09                                                       BBB          1,003(3)
 2,000   New York St. Mtge. Agcy. Homeowner Mtge. Rev.,
         Ser. 1997-67, 5.70%, due 10/1/17                                        Aa1                  2,037
 2,000   New York St. Pwr. Au. Rev., Ser. 2002 A, 5.25%, due 11/15/16            Aa2     AA-          2,151
   250   New York St. Urban Dev. Corp. Correctional & Youth Fac.
         Svc. Rev., Ser. 2002 C, 4.00%, due 1/1/20                                A1     AA-            251
 1,325   New York St. Urban Dev. Corp. Proj. Ref. Rev.
         (Ctr. for Ind. Innovation), Ser. 1995, 6.25%, due 1/1/09                 A1     AA-          1,377
 2,000   Niagara Co. IDA Civic Fac. Rev. (Niagara Univ. Proj.),
         Ser. 2001 A, 5.50%, due 11/1/16                                                  AA          2,132(3)
 2,500   Niagara Co. IDA Solid Waste Disp. Fac. Ref. Rev. (American Ref.-
         Fuel Co. of Niagara), Ser. 2001 C, 5.63%, due 11/15/24                  Baa2    BB+          2,632(3)
 3,000   Port Authority of NY & NJ Rev., Ser. 2002, (AMBAC Insured),
         5.50%, due 12/15/12                                                     Aaa     AAA          3,254
 3,000   Triborough Bridge & Tunnel Au. Gen Purp. Ref. Rev.,
         Ser. 2002 B, 5.25%, due 11/15/18                                        Aa2     AA-          3,212
 1,535   Ulster Co. Res. Rec. Agcy. Solid Waste Sys. Ref. Rev.,
         Ser. 2002, (AMBAC Insured), 5.25%, due 3/1/16                           Aaa     AAA          1,650
   500   United Nations Dev. Corp. Sr. Lien. Ref. Rev.,
         Ser. 2004 A, 5.25%, due 7/1/17                                           A3                    505
 1,000   Westchester Co. IDA Continuing Care Retirement Comm. Rev.
         (Kendal on Hudson Proj.), Ser. 2003 B, 5.70%, due 1/1/34                                     1,029(3)^^
 1,000   Yonkers IDA Civic Fac. Rev. (Comm. Dev. Properties-Yonkers, Inc.),
         Ser. 2001 A, 6.25%, due 2/1/16 Pre-Refunded 2/1/11                     Baa3                  1,070(3)
                                                                                                   --------
                                                                                                    114,601
                                                                                                   --------
OHIO (0.6%)
   500   Coshocton Co. Env. Imp. Ref. Rev. (Smurfit-Stone Container
         Enterprises, Inc. Proj.), Ser. 2005, 5.13%, due 8/1/13                         CCC+            502(1)(3)
                                                                                                   --------
PENNSYLVANIA (2.1%)
 1,590   Cumberland Co. West Shore Area Au. Hosp. Rev.
         (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.),
         Ser. 2001, 5.90%, due 1/1/17                                                    BBB          1,685(3)
                                                                                                   --------

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc.

PRINCIPAL AMOUNT                     SECURITY @                                   RATING            VALUE +
(000'S OMITTED)                                                               MOODY'S    S&P   (000'S OMITTED)
PUERTO RICO (2.5%)
$  895   Puerto Rico Children's Trust Tobacco Settlement
         Asset-Backed Rev., Ser. 2002, 5.38%, due 5/15/33                       Baa3     BBB       $    934
 1,060   Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev.
         (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002 A,
         (ACA Insured), 5.25%, due 8/1/16                                                  A          1,114(3)
                                                                                                   --------
                                                                                                      2,048
                                                                                                   --------
TEXAS (2.5%)
   800   Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
         Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                          Baa2      BB            867(3)
   750   Brazos River Au. Ref. Rev. (Reliant Energy, Inc. Proj.),
         Ser. 1999 B, 7.75%, due 12/1/18                                         Ba1    BBB-            794(3)
   400   Dallas-Fort Worth Int'l. Arpt. Fac. Imp. Corp. Rev.,
         Ser. 2004 A-1, 6.15%, due 1/1/16                                        Ba2                    404(3)
                                                                                                   --------
                                                                                                      2,065
                                                                                                   --------
VIRGIN ISLANDS (1.3%)
   250   Virgin Islands Pub. Fin. Au. Refinery Fac. Rev.
         (HOVENSA Refinery), Ser. 2003, 6.13%, due 7/1/22                       Baa3     BBB            277
   750   Virgin Islands Pub. Fin. Au. Rev. (Virgin Islands Matching
         Fund Loan Notes), Ser. 1998 E, 6.00%, due 10/1/22                                              779^^
                                                                                                   --------
                                                                                                      1,056
                                                                                                   --------
         TOTAL INVESTMENTS (157.2%) (COST $125,004)                                                 127,707##
         Cash, receivables and other assets, less liabilities (2.2%)                                  1,791
         Liquidation Value of Auction Market Preferred Shares [(59.4%)]                             (48,250)
                                                                                                   --------
         TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                               $ 81,248
                                                                                                   --------

See Notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS

+ Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities, bid prices are obtained from principal market makers in those securities or, if quotations are not readily available, by methods each Fund's Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
## At April 30, 2007, selected Fund information on a U.S. federal income tax basis was as follows:

                                       GROSS          GROSS           NET
     (000'S OMITTED)                UNREALIZED     UNREALIZED     UNREALIZED
     NEUBERGER BERMAN    COST      APPRECIATION   DEPRECIATION   APPRECIATION

     CALIFORNIA         $153,105     $ 4,332          $ 17          $ 4,315
     INTERMEDIATE        466,220      12,927           245           12,682
     NEW YORK            125,004       2,951           248            2,703

@ At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 80%, 70%, and 60% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.
(3)  Security is guaranteed by the corporate or non-profit obligor.
(1) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At April 30, 2007, these securities amounted to $502,000 or 0.5% of net assets applicable to common shareholders for California, $5,460,000 or 1.8% of net assets applicable to common shareholders for Intermediate and $502,000 or 0.6% of net assets applicable to common shareholders for New York.
^^   Not rated by a NRSRO.
(4) All or a portion of this security was purchased on a when-issued basis. At April 30, 2007, these securities amounted to $1,044,000 or 0.3% of net assets applicable to common shareholders for Intermediate.
(5) All or a portion of this security is segregated as collateral for when-issued purchase commitments.
(6) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of April 30, 2007.
+/-  Rated BBB by Fitch Investor Services, Inc.

See Notes to Financial Statements

                  This page has been left blank intentionally

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           CALIFORNIA    INTERMEDIATE      NEW YORK
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                 INTERMEDIATE      MUNICIPAL     INTERMEDIATE
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                MUNICIPAL FUND        FUND      MUNICIPAL FUND
ASSETS
   INVESTMENTS IN SECURITIES, AT MARKET VALUE* (NOTE A)--SEE
   SCHEDULE OF INVESTMENTS                                                 $157,420        $478,902       $127,707
----------------------------------------------------------------------------------------------------------------------
   Cash                                                                          15              41             87
----------------------------------------------------------------------------------------------------------------------
   Interest receivable                                                        2,511           8,110          2,110
----------------------------------------------------------------------------------------------------------------------
   Prepaid expenses and other assets                                             16              36             15
======================================================================================================================
TOTAL ASSETS                                                                159,962         487,089        129,919
======================================================================================================================
LIABILITIES
   Distributions payable--preferred shares                                       51             114             31
----------------------------------------------------------------------------------------------------------------------
   Distributions payable--common shares                                         398           1,157            317
----------------------------------------------------------------------------------------------------------------------
   Payable for securities purchased                                              --           1,045             --
----------------------------------------------------------------------------------------------------------------------
   Payable to administrator (Note B)                                             39             120             32
----------------------------------------------------------------------------------------------------------------------
   Accrued expenses and other payables                                           42              52             41
======================================================================================================================
TOTAL LIABILITIES                                                               530           2,488            421
======================================================================================================================
AUCTION MARKET PREFERRED SHARES SERIES A & B AT LIQUIDATION VALUE
   3,000, 8,000 and 3,000 shares authorized; and 2,360,
   7,176 and 1,930 shares issued and outstanding for California,
   Intermediate and New York, respectively; $.0001 par value;
   $25,000 liquidation value per share (Note A)                              59,000         179,400         48,250
======================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                      $100,432        $305,201       $ 81,248
======================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF:
   Paid-in capital-common shares                                           $ 96,347        $293,853       $ 79,175
----------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income (loss)                                    64              --             --
----------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net investment income                              --            (398)           (81)
----------------------------------------------------------------------------------------------------------------------
   Accumulated net realized gains (losses) on investments                      (294)           (936)          (549)
----------------------------------------------------------------------------------------------------------------------
   Net unrealized appreciation (depreciation) in value of investments         4,315          12,682          2,703
======================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                      $100,432        $305,201       $ 81,248
======================================================================================================================
   COMMON SHARES OUTSTANDING ($.0001 par value; 999,997,000,
   999,992,000 and 999,997,000 shares authorized for
   California, Intermediate and New York, respectively)                       6,792          20,705          5,582
======================================================================================================================
NET ASSET VALUE PER COMMON SHARE OUTSTANDING                               $  14.79        $  14.74       $  14.55
======================================================================================================================
*COST OF INVESTMENTS:                                                      $153,105        $466,220       $125,004
======================================================================================================================

See Notes to Financial Statements

            NEUBERGER BERMAN FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

STATEMENTS OF OPERATIONS

                                                                                  CALIFORNIA     INTERMEDIATE      NEW YORK
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                         INTERMEDIATE      MUNICIPAL     INTERMEDIATE
(000's OMITTED)                                                                 MUNICIPAL FUND       FUND       MUNICIPAL FUND
INVESTMENT INCOME
INCOME (NOTE A):
Interest income                                                                     $ 3,658         $11,324          $3,062
==============================================================================================================================
EXPENSES:
Investment management fees (Notes A & B)                                                199             603             161
------------------------------------------------------------------------------------------------------------------------------
Administration fees (Note B)                                                            239             724             193
------------------------------------------------------------------------------------------------------------------------------
Stock transfer agent fees                                                                17              17              17
------------------------------------------------------------------------------------------------------------------------------
Auction agent fees (Note B)                                                              74             226              61
------------------------------------------------------------------------------------------------------------------------------
Audit fees                                                                               23              23              23
------------------------------------------------------------------------------------------------------------------------------
Basic maintenance expense (Note B)                                                       12              12              12
------------------------------------------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                                  43              75              36
------------------------------------------------------------------------------------------------------------------------------
Insurance expense                                                                         3              10               2
------------------------------------------------------------------------------------------------------------------------------
Legal fees                                                                               15              31              14
------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                      11              26              10
------------------------------------------------------------------------------------------------------------------------------
Stock exchange listing fees                                                               1               3               1
------------------------------------------------------------------------------------------------------------------------------
Directors' fees and expenses                                                             11              11              11
------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                                                            15              15              14
==============================================================================================================================
Total expenses                                                                          663           1,776             555
Investment management fees waived (Note B)                                             (199)           (603)           (161)
------------------------------------------------------------------------------------------------------------------------------
Expenses reduced by custodian fee expense offset arrangement (Note B)                    (1)             (1)             (1)
==============================================================================================================================
Total net expenses                                                                      463           1,172             393
==============================================================================================================================
Net investment income                                                                 3,195          10,152           2,669
==============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE A)
Net realized gain (loss) on:
------------------------------------------------------------------------------------------------------------------------------
   Sales of investment securities of unaffiliated issuers                                 5             (39)             --
   ---------------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
------------------------------------------------------------------------------------------------------------------------------
   Unaffiliated investment securities                                                (1,274)         (3,416)           (699)
   ===========================================================================================================================
Net gain (loss) on investments                                                       (1,269)         (3,455)           (699)
==============================================================================================================================
Distributions to Preferred Shareholders                                                (990)         (3,230)           (813)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
RESULTING FROM OPERATIONS                                                           $   936         $ 3,467          $1,157
==============================================================================================================================

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          CALIFORNIA INTERMEDIATE
                                                                                               MUNICIPAL FUND
                                                                                         -------------------------
                                                                                         SIX MONTHS
                                                                                            ENDED         YEAR
                                                                                          APRIL 30,       ENDED
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                                    2007       OCTOBER 31,
(000's OMITTED)                                                                          (UNAUDITED)      2006
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
FROM OPERATIONS:
Net investment income (loss)                                                               $  3,195      $  6,368
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                           5            49
------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments                          (1,274)        2,518
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM (NOTE A):
Net investment income                                                                          (990)       (1,867)
==================================================================================================================
Net increase (decrease) in net assets applicable to common shareholders
resulting from operations                                                                       936         7,068
==================================================================================================================
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM (NOTE A):
Net investment income                                                                        (2,387)       (4,882)
==================================================================================================================
FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from reinvestment of dividends                                                          --            --
==================================================================================================================
Total net proceeds from capital share transactions                                               --            --
==================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                      (1,451)        2,186
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                         101,883        99,697
==================================================================================================================
End of period                                                                              $100,432      $101,883
==================================================================================================================
Undistributed net investment income (loss) at end of period                                $     64      $    246
==================================================================================================================
Distributions in excess of net investment income at end of period                          $     --      $     --
==================================================================================================================

See Notes to Financial Statements

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)

                                                                                  INTERMEDIATE           NEW YORK INTERMEDIATE
                                                                                 MUNICIPAL FUND              MUNICIPAL FUND
                                                                          ------------------------------------------------------
                                                                           SIX MONTHS                  SIX MONTHS
                                                                              ENDED         YEAR          ENDED         YEAR
                                                                           APRIL 30,        ENDED       APRIL 30,      ENDED
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                     2007        OCTOBER 31,      2007       OCTOBER 31,
(000's OMITTED)                                                           (UNAUDITED)       2006       (UNAUDITED)      2006
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
FROM OPERATIONS:
Net investment income (loss)                                                $ 10,152      $ 20,112       $ 2,669       $ 5,325
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                          (39)          247            --            47
--------------------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments           (3,416)        5,912          (699)        1,559
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM (NOTE A):
Net investment income                                                         (3,230)       (5,952)         (813)       (1,533)
================================================================================================================================
Net increase (decrease) in net assets applicable to common shareholders
resulting from operations                                                      3,467        20,319         1,157         5,398
================================================================================================================================
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM (NOTE A):
Net investment income                                                         (6,947)      (15,502)       (1,904)       (4,167)
================================================================================================================================
FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from reinvestment of dividends                                           --            --            56            56
================================================================================================================================
Total net proceeds from capital share transactions                                --            --            56            56
================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS       (3,480)        4,817          (691)        1,287
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                          308,681       303,864        81,939        80,652
================================================================================================================================
End of period                                                               $305,201      $308,681       $81,248       $81,939
================================================================================================================================
Undistributed net investment income (loss) at end of period                 $     --      $     --       $    --       $    --
================================================================================================================================
Distributions in excess of net investment income at end of period           $   (398)     $   (373)      $   (81)      $   (33)
================================================================================================================================

NOTES TO FINANCIAL STATEMENTS Intermediate Municipal Closed-End Funds

NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1 GENERAL: Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund" and, collectively, the "Funds") were organized as Maryland corporations on July 29, 2002. California and New York are registered as non-diversified, closed-end management investment companies and Intermediate is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Each Fund's Board of Directors may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of shareholders.

     The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Funds' Schedule of Investments.

3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated in the Statements of Operations.

4 INCOME TAX INFORMATION: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

     As determined on October 31, 2006, there were no permanent differences resulting from different book and tax accounting reclassified at fiscal year-end.

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)

     The tax character of distributions paid during the years ended October 31, 2006 and October 31, 2005 were as follows:

                                 DISTRIBUTIONS PAID FROM:
                        TAX-EXEMPT INCOME        ORDINARY INCOME              TOTAL
                        2006          2005        2006      2005        2006          2005
     CALIFORNIA     $ 6,741,577   $ 6,020,445   $ 6,567   $ 2,558   $ 6,748,144   $ 6,023,003
     INTERMEDIATE    21,418,996    19,596,581    35,155    37,644    21,454,151    19,634,225
     NEW YORK         5,696,502     5,108,368     4,389     2,708     5,700,891     5,111,076

     As of October 31, 2006, the components of distributable earnings (accumulated losses) on a U.S federal income tax basis were as follows:

                    UNDISTRIBUTED   UNDISTRIBUTED   UNDISTRIBUTED     UNREALIZED         LOSS
                      TAX-EXEMPT       ORDINARY       LONG-TERM      APPRECIATION    CARRYFORWARDS
                        INCOME          INCOME           GAIN       (DEPRECIATION)   AND DEFERRALS      TOTAL
     CALIFORNIA       $  736,945         $--             $--          $ 5,589,041      $(299,384)    $ 6,026,602
     INTERMEDIATE      1,133,845          --              --           16,096,935       (897,147)     16,333,633
     NEW YORK            373,890          --              --            3,402,826       (548,941)      3,227,775

     The differences between book basis and tax basis distributable earnings is attributable primarily to timing differences of distribution payments.

     To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. As determined at October 31, 2006, the Funds had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

                                                                      EXPIRING IN:   EXPIRING IN:   EXPIRING IN:
                                                                          2011           2012           2013
     CALIFORNIA                                                         $ 21,173       $273,734       $ 4,477
     INTERMEDIATE                                                        509,968        328,363        58,816
     NEW YORK                                                            373,467        156,636        18,838

5 DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of expenses, daily on its investments. It is the policy of each Fund to declare quarterly and pay monthly distributions. Distributions from net realized capital gains, if any, are normally distributed in December. Distributions to common shareholders are recorded on the ex-date. Distributions to preferred shareholders are accrued and determined as described in Note A-7.

     Subsequent to April 30, 2007, each Fund declared three monthly distributions to common shareholders payable June 15, 2007, July 16, 2007 and August 15, 2007 to shareholders of record on May 31, 2007, June 29, 2007 and July 31, 2007, with ex-dates of May 29, 2007, June 27, 2007 and July 27, 2007, as follows:

                                                                                             DISTRIBUTION PER SHARE
     CALIFORNIA                                                                                     $0.058565
     INTERMEDIATE                                                                                   $0.055894
     NEW YORK                                                                                       $0.056840

NOTES TO FINANCIAL STATEMENTS Intermediate Municipal Closed-End Funds cont'd

6 EXPENSE ALLOCATION: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Fund are allocated among the Funds and the other investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7 REDEEMABLE PREFERRED SHARES: On October 21, 2002, the Funds re-classified unissued shares of capital stock into several series of Auction Market Preferred Shares ("AMPS"), as follows:

                                                                                SERIES A SHARES   SERIES B SHARES
     CALIFORNIA                                                                      1,500             1,500
     INTERMEDIATE                                                                    4,000             4,000
     NEW YORK                                                                        1,500             1,500

     On December 13, 2002, the Funds issued several series of AMPS, as follows:

                                                                                SERIES A SHARES   SERIES B SHARES
     CALIFORNIA                                                                       1,180             1,180
     INTERMEDIATE                                                                     3,588             3,588
     NEW YORK                                                                           965               965

     All shares of each series of AMPS have a liquidation preference of $25,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon ("Liquidation Value"). Distributions to AMPS shareholders, which are cumulative, are accrued daily. It is the policy of each Fund to pay distributions every 7 days for each Fund's AMPS Series A and every 28 days for each Fund's AMPS Series B, unless in a special rate period.

     In the absence of a special rate period, distribution rates are reset every 7 days for each Fund's AMPS Series A, based on the results of an auction. For the six months ended April 30, 2007, distribution rates ranged from:

                                                                                               DISTRIBUTION RATE
     CALIFORNIA                                                                                  2.75% - 4.00%
     INTERMEDIATE                                                                                3.34% - 4.05%
     NEW YORK                                                                                    3.00% - 3.60%

     In the absence of a special rate period, distribution rates are reset every 28 days for each Fund's AMPS Series B, based on the results of an auction. For the six months ended April 30, 2007, distribution rates ranged from:

                                                                                                DISTRIBUTION RATE
     CALIFORNIA                                                                                   3.35% - 3.70%
     INTERMEDIATE                                                                                 3.50% - 3.85%
     NEW YORK                                                                                     3.25% - 4.00%

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)

     The Funds declared distributions to AMPS shareholders for the period May 1, 2007 to May 31, 2007 for each series of the AMPS as follows:

                                                                                SERIES A SHARES   SERIES B SHARES
     CALIFORNIA                                                                     $ 87,526          $ 93,431
     INTERMEDIATE                                                                    292,653           294,128
     NEW YORK                                                                         72,204            75,944

     The Funds may redeem shares of each series of AMPS, in whole or in part, on the second business day preceding any distribution payment date at Liquidation Value.

     The Funds are also subject to certain restrictions relating to the AMPS. Failure to comply with these restrictions could preclude the Funds from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of AMPS at Liquidation Value.

     The holders of AMPS are entitled to one vote per share and will vote with holders of common shares as a single class, except that the AMPS will vote separately as a class on certain matters, as required by law or a Fund's charter. The holders of a Fund's AMPS, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of a Fund if the Fund fails to pay distributions on AMPS for two consecutive years.

8 CONCENTRATION OF RISK: The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region. California and New York normally invest substantially all of their assets in municipal bonds of issuers located in the state of California and the state of New York, respectively. The value of the Funds' securities are more susceptible to adverse economic, political, regulatory or other factors affecting the issuers of such municipal bonds than a fund that does not limit its investments to such issuers.

9 INDEMNIFICATIONS: Like many other companies, the Funds' organizational documents provide that their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, both in some of their principal service contracts and in the normal course of their business, the Funds enter into contracts that provide indemnifications to other parties for certain types of losses or liabilities. Each Fund's maximum exposure under these arrangements is unknown as this could involve future claims against each Fund.

     NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, AND OTHER TRANSACTIONS WITH
     AFFILIATES:

     Each Fund retains Management as its investment manager under a Management Agreement. For such investment management services, each Fund pays Management a fee at the annual rate of 0.25% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the Liquidation Value of any AMPS outstanding is not considered a liability.

NOTES TO FINANCIAL STATEMENTS Intermediate Municipal Closed-End Funds cont'd

     Management has contractually agreed to waive a portion of the management fees it is entitled to receive from each Fund at the following annual rates:

                            YEAR ENDED       % OF AVERAGE
                           OCTOBER 31,   DAILY MANAGED ASSETS
                           ----------------------------------
                              2007              0.25
                              2008              0.20
                              2009              0.15
                              2010              0.10
                              2011              0.05

     Management has not agreed to waive any portion of its fees beyond October 31, 2011.

     For the six months ended April 30, 2007, such waived fees amounted to $198,686, $603,494, and $161,163 for California, Intermediate, and New York, respectively.

     Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.30% of its average daily Managed Assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

     Management and Neuberger Berman, LLC ("Neuberger"), a member firm of the New York Stock Exchange and sub-adviser to each Fund, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Fund. Several individuals who are officers and/or Directors of each Fund are also employees of Neuberger and/or Management.

     Each Fund has an expense offset arrangement in connection with its custodian contract. For the six months ended April 30, 2007, the impact of this arrangement was a reduction of expenses of $1,055, $1,270, and $1,260 for California, Intermediate, and New York, respectively.

     In connection with the settlement of each AMPS auction, each Fund pays, through the auction agent, a service fee to each participating broker-dealer based upon the aggregate liquidation preference of the AMPS held by the broker-dealer's customers. For any auction preceding a rate period of less than one year, the service fee is paid at the annual rate of 1/4 of 1%; for any auction preceding a rate period of one year or more, the service fee is paid at a rate agreed to by each Fund and the broker-dealer.

     In order to satisfy rating agencies' requirements, each Fund is required to provide each rating agency a report on a monthly basis verifying that each Fund is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by each rating agency as one of the conditions to maintain the AAA/Aaa rating on the AMPS. "Discounted value" refers to the fact that the rating agencies require each Fund, in performing this calculation, to discount portfolio securities below their face value, at rates determined by the rating agencies. Each Fund pays a fee to State Street for the preparation of this report which is reflected in the Statements of Operations under the caption "Basic maintenance expense."

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)

     NOTE C--SECURITIES TRANSACTIONS:

     For the six months ended April 30, 2007, there were purchase and sale transactions (excluding short-term securities) as follows:

     (000'S OMITTED)                                                                 PURCHASES    SALES
     CALIFORNIA                                                                        $1,000    $  435
     INTERMEDIATE                                                                       2,514     4,135
     NEW YORK                                                                             755        --

     NOTE D--CAPITAL :

     At April 30, 2007, the common shares outstanding and the common shares of each Fund owned by Neuberger were as follows:

                                                                      COMMON SHARES   COMMON SHARES OWNED
                                                                       OUTSTANDING        BY NEUBERGER
     CALIFORNIA                                                         6,791,981            6,981
     INTERMEDIATE                                                      20,705,124            6,981
     NEW YORK                                                           5,582,218            6,981

     Transactions in common shares for the six months ended April 30, 2007 and the year ended October 31, 2006, were as follows:

                                                        REINVESTMENT OF DIVIDENDS   NET INCREASE IN COMMON
                                                            AND DISTRIBUTIONS         SHARES OUTSTANDING
                                                               2007    2006              2007    2006
     CALIFORNIA                                                  --      --                --      --
     INTERMEDIATE                                                --      --                --      --
     NEW YORK                                                 3,816   3,852             3,816   3,852

     NOTE E--RECENT ACCOUNTING PRONOUNCEMENTS:

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 clarifies the accounting for income taxes, by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 requires that a "more-likely-than-not" threshold be met before the benefit of a tax position may be recognized in the financial statements and prescribes how such benefit should be measured. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Securities and Exchange Commission has permitted investment companies to delay implementation of FIN 48. Each Fund will have until April 30, 2008 to implement FIN 48. At this time, Management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

     In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about

NOTES TO FINANCIAL STATEMENTS Intermediate Municipal Closed-End Funds cont'd fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Funds' financial positions or results of operations.

     NOTE F--UNAUDITED FINANCIAL INFORMATION:

     The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)

FINANCIAL HIGHLIGHTS California Intermediate Municipal Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                                                   PERIOD FROM
                                                    SIX MONTHS ENDED                                           SEPTEMBER 27, 2002^
                                                        APRIL 30,              YEAR ENDED OCTOBER 31,             TO OCTOBER 31,
                                                    ----------------   -------------------------------------   -------------------
                                                          2007           2006      2005      2004      2003           2002
                                                       (UNAUDITED)
COMMON SHARE NET ASSET VALUE,
   BEGINNING OF PERIOD                                  $ 15.00        $ 14.68   $ 15.06   $ 14.36   $ 14.31          $14.32
                                                        -------        -------   -------   -------   -------          ------
INCOME FROM INVESTMENT OPERATIONS
   APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)!                               .47            .94       .91       .91       .85             .02
NET GAINS OR LOSSES ON SECURITIES
   (BOTH REALIZED AND UNREALIZED)                          (.18)           .37      (.40)      .67       .14              --
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS
   TO PREFERRED SHAREHOLDERS FROM:
NET INVESTMENT INCOME!                                     (.15)          (.27)     (.14)     (.13)     (.08)             --
                                                        -------        -------   -------   -------   -------          ------
TOTAL FROM INVESTMENT OPERATIONS
   APPLICABLE TO COMMON SHAREHOLDERS                        .14           1.04       .37      1.45       .91             .02
                                                        -------        -------   -------   -------   -------          ------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
NET INVESTMENT INCOME                                      (.35)          (.72)     (.75)     (.75)     (.75)             --
                                                        -------        -------   -------   -------   -------          ------
LESS CAPITAL CHARGES FROM:
ISSUANCE OF COMMON SHARES                                    --             --        --        --        --            (.03)
ISSUANCE OF PREFERRED SHARES                                 --             --        --        --      (.11)             --
                                                        -------        -------   -------   -------   -------          ------
TOTAL CAPITAL CHARGES                                        --             --        --        --      (.11)           (.03)
                                                        -------        -------   -------   -------   -------          ------
COMMON SHARE NET ASSET VALUE, END OF PERIOD             $ 14.79        $ 15.00   $ 14.68   $ 15.06   $ 14.36          $14.31
                                                        -------        -------   -------   -------   -------          ------
COMMON SHARE MARKET VALUE, END OF PERIOD                $ 14.62        $ 14.65   $ 13.75   $ 13.47   $ 13.00          $15.00
                                                        -------        -------   -------   -------   -------          ------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+               +0.98%**       +7.51%    +2.96%   +10.97%    +6.02%          -0.10%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                  +2.21%**      +12.10%    +7.82%    +9.63%    -8.44%          +0.00%**
RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS,
   END OF PERIOD (IN MILLIONS)                          $ 100.4        $ 101.9   $  99.7   $ 102.3   $  97.5          $ 94.5
PREFERRED SHARES, AT LIQUIDATION VALUE
   ($25,000 PER SHARE LIQUIDATION PREFERENCE)
   (IN MILLIONS)                                        $  59.0        $  59.0   $  59.0   $  59.0   $  59.0          $   --
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS
   APPLICABLE TO COMMON SHAREHOLDERS#                       .92%*          .93%      .96%      .96%      .88%            .84%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS
   APPLICABLE TO COMMON SHAREHOLDERS~                       .92%*          .93%      .96%      .96%      .88%            .83%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING
   PREFERRED SHARE DISTRIBUTIONS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS            6.36%*         6.36%     6.08%     6.24%     5.88%           1.10%*
RATIO OF PREFERRED SHARE DISTRIBUTIONS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS            1.97%*         1.86%      .91%      .86%      .56%             --%
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING
   PREFERRED SHARE DISTRIBUTIONS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS            4.39%*         4.50%     5.17%     5.38%     5.32%           1.10%*
PORTFOLIO TURNOVER RATE                                       0%**           3%        3%        3%        9%              0%**
ASSET COVERAGE PER PREFERRED SHARE,
   END OF PERIOD@                                       $67,577        $68,208   $67,273   $68,383   $66,332          $   --

See Notes to Financial Highlights

FINANCIAL HIGHLIGHTS Intermediate Municipal Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                                                   PERIOD FROM
                                                    SIX MONTHS ENDED                                           SEPTEMBER 27, 2002^
                                                        APRIL 30,              YEAR ENDED OCTOBER 31,             TO OCTOBER 31,
                                                    ----------------   -------------------------------------   -------------------
                                                          2007           2006      2005      2004      2003            2002
                                                       (UNAUDITED)
COMMON SHARE NET ASSET VALUE,
   BEGINNING OF PERIOD                                  $ 14.91        $ 14.68   $ 15.11   $ 14.44   $ 14.30          $14.32
                                                        -------        -------   -------   -------   -------          ------
INCOME FROM INVESTMENT OPERATIONS
   APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)!                               .49            .97       .95       .94       .88             .01
NET GAINS OR LOSSES ON SECURITIES
   (BOTH REALIZED AND UNREALIZED)                          (.16)           .30      (.43)      .65       .25              --
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS
   TO PREFERRED SHAREHOLDERS FROM:
NET INVESTMENT INCOME!                                     (.16)          (.29)     (.15)     (.12)     (.09)             --
                                                        -------        -------   -------   -------   -------          ------
TOTAL FROM INVESTMENT OPERATIONS
   APPLICABLE TO COMMON SHAREHOLDERS                        .17            .98       .37      1.47      1.04             .01
                                                        -------        -------   -------   -------   -------          ------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
NET INVESTMENT INCOME                                      (.34)          (.75)     (.80)     (.80)     (.80)             --
                                                        -------        -------   -------   -------   -------          ------
LESS CAPITAL CHARGES FROM:
ISSUANCE OF COMMON SHARES                                    --             --        --        --        --            (.03)
ISSUANCE OF PREFERRED SHARES                                 --             --        --        --      (.10)             --
                                                        -------        -------   -------   -------   -------          ------
TOTAL CAPITAL CHARGES                                        --             --        --        --      (.10)           (.03)
                                                        -------        -------   -------   -------   -------          ------
COMMON SHARE NET ASSET VALUE, END OF PERIOD             $ 14.74        $ 14.91   $ 14.68   $ 15.11   $ 14.44          $14.30
                                                        -------        -------   -------   -------   -------          ------
COMMON SHARE MARKET VALUE, END OF PERIOD                $ 13.90        $ 14.22   $ 13.62   $ 13.70   $ 13.33          $15.00
                                                        -------        -------   -------   -------   -------          ------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+               +1.26%**       +7.22%    +2.93%   +10.91%    +6.88%          -0.17%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                  +0.12%**      +10.22%    +5.32%    +8.94%    -5.94%          +0.00%**
RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS,
   END OF PERIOD (IN MILLIONS)                          $ 305.2        $ 308.7   $ 303.9   $ 312.8   $ 299.1          $293.3
PREFERRED SHARES, AT LIQUIDATION VALUE
   ($25,000 PER SHARE LIQUIDATION PREFERENCE)
   (IN MILLIONS)                                        $ 179.4        $ 179.4   $ 179.4   $ 179.4   $ 179.4          $   --
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS
   APPLICABLE TO COMMON SHAREHOLDERS#                       .77%*          .78%      .80%      .82%      .74%            .51%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS
   APPLICABLE TO COMMON SHAREHOLDERS~                       .77%*          .78%      .80%      .82%      .74%            .51%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING
   PREFERRED SHARE DISTRIBUTIONS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS            6.66%*         6.61%     6.33%     6.40%     6.08%           1.62%*
RATIO OF PREFERRED SHARE DISTRIBUTIONS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS            2.12%*         1.95%     1.02%      .85%      .59%             --%
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING
   PREFERRED SHARE DISTRIBUTIONS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS            4.54%*         4.66%     5.31%     5.55%     5.49%           1.62%*
PORTFOLIO TURNOVER RATE                                       1%**           6%        2%        3%       10%              0%**
ASSET COVERAGE PER PREFERRED SHARE,
   END OF PERIOD@                                       $67,547        $68,048   $67,368   $68,622   $66,694          $   --

See Notes to Financial Highlights

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)

FINANCIAL HIGHLIGHTS New York Intermediate Municipal Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                                                   PERIOD FROM
                                                    SIX MONTHS ENDED                                           SEPTEMBER 27, 2002^
                                                        APRIL 30,               YEAR ENDED OCTOBER 31,           TO OCTOBER 31,
                                                    ----------------   -------------------------------------   ------------------
                                                          2007           2006      2005      2004      2003          2002
                                                      (UNAUDITED)
COMMON SHARE NET ASSET VALUE,
   BEGINNING OF PERIOD                                 $ 14.69         $ 14.47   $ 14.90   $ 14.40   $ 14.32         $14.32
                                                       -------         -------   -------   -------   -------         ------
INCOME FROM INVESTMENT OPERATIONS
   APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)!                              .48             .96       .93       .93       .86            .03
NET GAINS OR LOSSES ON SECURITIES
   (BOTH REALIZED AND UNREALIZED)                         (.13)            .29      (.44)      .48       .19             --
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS
   TO PREFERRED SHAREHOLDERS FROM:
NET INVESTMENT INCOME!                                    (.15)           (.28)     (.14)     (.13)     (.08)            --
                                                       -------         -------   -------   -------   -------         ------
TOTAL FROM INVESTMENT OPERATIONS
   APPLICABLE TO COMMON SHAREHOLDERS                       .20             .97       .35      1.28       .97            .03
                                                       -------         -------   -------   -------   -------         ------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
NET INVESTMENT INCOME                                     (.34)           (.75)     (.78)     (.78)     (.78)            --
                                                       -------         -------   -------   -------   -------         ------
LESS CAPITAL CHARGES FROM:
ISSUANCE OF COMMON SHARES                                   --              --        --        --        --           (.03)
ISSUANCE OF PREFERRED SHARES                                --              --        --        --      (.11)            --
                                                       -------         -------   -------   -------   -------         ------
TOTAL CAPITAL CHARGES                                       --              --        --        --      (.11)          (.03)
                                                       -------         -------   -------   -------   -------         ------
COMMON SHARE NET ASSET VALUE, END OF PERIOD            $ 14.55         $ 14.69   $ 14.47   $ 14.90   $ 14.40         $14.32
                                                       -------         -------   -------   -------   -------         ------
COMMON SHARE MARKET VALUE, END OF PERIOD               $ 14.13         $ 14.60   $ 13.54   $ 13.32   $ 13.27         $15.00
                                                       -------         -------   -------   -------   -------         ------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+              +1.44%**        +7.05%    +2.87%    +9.67%    +6.36%         -0.03%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                 -0.88%**       +13.70%    +7.68%    +6.39%    -6.43%         +0.00%**
RATIOS/SUPPLEMENTAL DATA ++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS,
   END OF PERIOD (IN MILLIONS)                         $  81.2         $  81.9   $  80.7   $  83.1   $  80.3         $ 76.7
PREFERRED SHARES, AT LIQUIDATION VALUE
   ($25,000 PER SHARE LIQUIDATION PREFERENCE)
   (IN MILLIONS)                                       $  48.3         $  48.3   $  48.3   $  48.3   $  48.3         $   --
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS
   APPLICABLE TO COMMON SHAREHOLDERS#                      .97%*           .98%     1.02%     1.00%      .92%           .94%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS
   APPLICABLE TO COMMON SHAREHOLDERS~                      .97%*           .98%     1.01%      .99%      .92%           .93%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING
   PREFERRED SHARE DISTRIBUTIONS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS           6.58%*          6.60%     6.30%     6.37%     6.02%          1.22%*
RATIO OF PREFERRED SHARE DISTRIBUTIONS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS           2.00%*          1.90%      .92%      .86%      .57%            --%
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING
   PREFERRED SHARE DISTRIBUTIONS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS           4.58%*          4.70%     5.38%     5.51%     5.45%          1.22%*
PORTFOLIO TURNOVER RATE                                      0%**            5%        2%        5%       11%             0%**
ASSET COVERAGE PER PREFERRED SHARE,
   END OF PERIOD@                                      $67,113         $67,488   $66,813   $68,073   $66,617         $   --

See Notes to Financial Highlights

NOTES TO FINANCIAL HIGHLIGHTS Intermediate Municipal Closed-End Funds

+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period. Total return based on per share market value assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under each Fund's distribution reinvestment plan. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns may fluctuate and shares when sold may be worth more or less than original cost. For each Fund, total return would have been lower if Management had not waived the investment management fee.
# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
~ After waiver of investment management fee by Management. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets applicable to common shareholders would have been:

                                                                     PERIOD FROM
                     SIX MONTHS ENDED                               SEPTEMBER 27 TO
                        APRIL 30,         YEAR ENDED OCTOBER 31,      OCTOBER 31,
                          2007         2006   2005   2004   2003        2002
     CALIFORNIA           1.32%        1.32%  1.36%  1.35%  1.26%      1.08%
     INTERMEDIATE         1.16%        1.17%  1.20%  1.22%  1.13%       .76%
     NEW YORK             1.37%        1.38%  1.41%  1.39%  1.31%      1.18%

^    The date investment operations commenced.
*    Annualized.
**   Not annualized.
@ Calculated by subtracting the Fund's total liabilities (excluding accumulated unpaid distributions on AMPS) from the Fund's total assets and dividing by the number of AMPS outstanding.
++ Expense ratios do not include the effect of distributions to holders of AMPS. Income ratios include income earned on assets attributable to AMPS outstanding.
! Calculated based on the average number of shares outstanding during each fiscal period.

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)

DISTRIBUTION REINVESTMENT PLAN

The Bank of New York ("Plan Agent") will act as Plan Agent for shareholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Distribution Reinvestment Plan ("Plan") in the same name as their then current Shares are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the common stock of the Fund ("Shares"), each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant's account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant's account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant's account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the payment date, to apply the amount of such dividend or distribution on each Participant's Shares (less their PRO RATA share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant's account. No such purchases may be made more than 30 days after the payment date for such dividend or distribution except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund's Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant's uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant's account. For the purpose of cash investments, the Plan Agent may commingle each Participant's funds with those of other shareholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

DISTRIBUTION REINVESTMENT PLAN cont'd

The Plan Agent may hold each Participant's Shares acquired pursuant to the Plan together with the Shares of other shareholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent's name or that of the Plan Agent's nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the Participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant's account. In the event of termination of a Participant's account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the PRO RATA expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its shareholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged their PRO RATA share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant's account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent's negligence, bad faith, or willful misconduct or that of its employees.

These terms and conditions shall be governed by the laws of the State of Maryland.

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)

DIRECTORY

INVESTMENT MANAGER AND ADMINISTRATOR
Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
877.461.1899 or 212.476.8800

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

STOCK TRANSFER AGENT
The Bank of New York
101 Barclay Street, 11-E
New York, NY 10286

LEGAL COUNSEL
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1601 K Street, NW
Washington, DC 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission at www.sec.gov, and on Management's website at www.nb.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-800-877-9700 (toll-free).

CHANGE IN PORTFOLIO MANAGER

In February 2007, James L. Iselin assumed portfolio management responsibility for the Funds. Mr. Iselin is a Vice President of Neuberger Berman Management Inc. and a Senior Vice President of Neuberger Berman, LLC. He has more than 14 years of industry experience in the area of municipal fixed income securities.

                                     NEUBERGER BERMAN APRIL 30, 2007 (UNAUDITED)

REPORT OF VOTES OF SHAREHOLDERS

An annual meeting of shareholders of Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate") and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") was held on April 16, 2007. Shareholders voted on the following matter: (1) To elect five Class II Directors (one of which is to be elected only by holders of the Fund's preferred shares) to serve until the annual meeting of shareholders in 2010, or until their successors are elected and qualified. Class I and III Directors continue to hold office until the annual meeting in 2009 and 2008, respectively.

Proposal 1 - To elect five Class II Directors (one of which is to be elected only by holders of the Fund's preferred shares) to serve until the annual meeting of shareholders in 2010.

CALIFORNIA
Common and Preferred Shares

                   VOTES FOR     VOTES WITHHELD   ABSTENTIONS   BROKER NON-VOTES
C. Anne Harvey   6,395,105.000     116,851.000         --              --
George Morriss   6,397,366.000     114,590.000         --              --
Jack Rivkin      6,396,816.000     115,140.000         --              --
Tom D. Seip      6,393,081.000     118,875.000         --              --

Preferred Shares

                   VOTES FOR     VOTES WITHHELD   ABSTENTIONS   BROKER NON-VOTES
John Cannon        1,920.000           --              --              --

INTERMEDIATE
Common and Preferred Shares

                    VOTES FOR     VOTES WITHHELD   ABSTENTIONS  BROKER NON-VOTES
C. Anne Harvey   19,654,570.000     215,422.000        --              --
George Morriss   19,651,203.000     218,789.000        --              --
Jack Rivkin      19,650,963.000     219,029.000        --              --
Tom D. Seip      19,639,050.000     230,942.000        --              --

Preferred Shares

                    VOTES FOR     VOTES WITHHELD   ABSTENTIONS  BROKER NON-VOTES
John Cannon        6,580.000          235.000          --              --

NEW YORK
Common and Preferred Shares

                   VOTES FOR     VOTES WITHHELD   ABSTENTIONS   BROKER NON-VOTES

C. Anne Harvey   5,329,965.000     69,404.000          --              --
George Morriss   5,331,592.000     67,777.000          --              --
Jack Rivkin      5,329,810.000     69,559.000          --              --
Tom D. Seip      5,325,215.000     74,154.000          --              --

Preferred Shares

                   VOTES FOR     VOTES WITHHELD   ABSTENTIONS   BROKER NON-VOTES
John Cannon        1,731.000           --              --              --

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds.

NEUBERGER | BERMAN
A LEHMAN BROTHERS COMPANY

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180

INTERNAL SALES & SERVICES
877.461.1899

www.nb.com

[GRAPHIC] D0123 06/07

ITEM 2. CODE OF ETHICS

The Board of Directors ("Board") of Neuberger Berman New York Intermediate Municipal Fund Inc. ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics was included as an exhibit to Registrant's Form N-CSR filed on July 10, 2006. The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant's audit committee financial experts are Martha Goss, Howard Mileaf and George Morriss. Ms. Goss, Mr. Mileaf and Mr. Morriss are independent directors as defined by Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Only required in the annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Only required in the annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments for the Fund is disclosed in the Registrant's Semi-annual Report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Only required in the annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Only required in the annual report.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

No reportable purchases for the period covered by this report.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) A copy of the Code of Ethics is incorporated by reference to Registrant's Form N-CSR, Investment Company Act file number 811-21169 (filed July 10, 2006).

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are filed herewith.

(a)(3)   Not applicable to the Registrant.

(b) The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman New York Intermediate Municipal Fund Inc.


By:  /s/ Peter E. Sundman
     --------------------
     Peter E. Sundman
     Chief Executive Officer

Date: July 6, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
     --------------------
     Peter E. Sundman
     Chief Executive Officer

Date:  July 6, 2007



By:  /s/ John M. McGovern
     --------------------
     John M. McGovern
     Treasurer and Principal Financial
     and Accounting Officer

Date: July 6, 2007